As filed with the Securities and Exchange             Registration No. 333-89953
Commission on April 19, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------

        Variable Life Account C of ING Life Insurance and Annuity Company (formerly Variable Life Account C of Aetna Life Insurance and Annuity Company)

                     ING Life Insurance and Annuity Company
               (formerly Aetna Life Insurance and Annuity Company)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-1672
--------------------------------------------------------------------------------

                            J. Neil McMurdie, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                      cc: Kimberly J. Smith, Chief Counsel
                       ING Americas Retail Products Group
              1475 Dunwoody Drive, West Chester, Pennsylvania 19380

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X      on May 1, 2002 pursuant to paragraph (b) of Rule 485
     --------
               this post-effective amendment designates a new effective date
     --------  for a previously filed post-effective amendment

           Approximate Date of Proposed Public Offering: Continuous.

  Indefinite number of units of interest in variable life insurance contracts
  ---------------------------------------------------------------------------
                     (Title of Securities Being Registered)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment
  Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending
                December 31, 2001 was filed February 13, 2002.

                             Variable Life Account C
                                       of
                     ING Life Insurance and Annuity Company

                              Cross Reference Sheet

N-8B-2
----------
ITEM NO.       PART I - PROSPECTUS
----------     -------------------------------------------------------------------------------

1              Cover Page; The Separate Account; The Company and Management
2              Cover Page; The Separate Account; The Company and Management
3              Not Applicable
4              Distribution of the Certificates
5              The Separate Account; The Company and Management
6              The Separate Account; The Company and Management
7              Not Applicable
8              Not Applicable
9              Additional Information - Legal Matters
10             The Separate Account; Certificate Rights; Certificate Choices; Additional
               Information; Miscellaneous Certificate Provisions; Termination or Change in
               Coverage; Allocation of Premiums - Fund Additions, Deletions or Substitutions
11             Allocation of Premiums - The Funds
12             Allocation of Premiums - The Funds
13             Charges & Fees
14             Certificate Choices
15             Allocation of Premiums; Certificate Choices; Certificate Values
16             The Separate Account; Allocation of Premiums - The Funds; Certificate Values
17             Certificate Rights
18             The Separate Account
19             Additional Information - Reports to Owners
20             Not Applicable
21             Certificate Rights - Certificate Loans
22             Not Applicable
23             The Company and Management

N-8B-2
----------
ITEM NO.       PART I - PROSPECTUS
----------     -------------------------------------------------------------------------------
24             Not Applicable
25             The Company and Management
26             Not Applicable
27             The Company and Management
28             The Company and Management
29             The Company and Management
30             Not Applicable
31             Not Applicable
32             Not Applicable
33             Not Applicable
34             Not Applicable
35             Additional Information - State Regulation
36             Not Applicable
37             Not Applicable
38             Additional Information - Distribution of the Certificates
39             The Company and Management
40             Not Applicable
41             The Company and Management
42             Not Applicable
43             Not Applicable
44             Charges & Fees; Certificate Values
45             Not Applicable
46             The Separate Account; Certificate Values
47             Not Applicable
48             Not Applicable
49             Not Applicable
50             The Separate Account
51             Cover Page; Certificate Choices
52             Allocation of Premiums - Fund Additions, Deletions or Substitutions;
               Termination or Change in Coverage

N-8B-2
----------
ITEM NO.       PART I - PROSPECTUS
----------     -------------------------------------------------------------------------------
53             Tax Matters
54             Not Applicable
55             Not Applicable
56             Not Applicable
57             Not Applicable
58             Not Applicable
59             Financial Statements of Variable Life Accounts C and B; Financial Statements
               of Insurance Company

Variable Life ACCOUNT C

ING LIFE INSURANCE AND ANNUITY COMPANY (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY)
(THE COMPANY)
151 Farmington Avenue
Hartford, Connecticut 06156
1-877-222-7714
PROSPECTUS Dated May 1, 2002
FLEXIBLE PREMIUM GROUP VARIABLE UNIVERSAL LIFE INSURANCE FOR NEW YORK STATE UNITED TEACHERS BENEFIT TRUST ("NYSUT BENEFIT TRUST")

This Prospectus describes Certificates that provide life insurance coverage for eligible Members of New York State United Teachers "NYSUT" and their spouses and children. The Company issues the Certificates under a group Policy held by NYSUT Benefit Trust.

The Certificates allow you to make flexible premium payments, as long as you pay enough premiums to:

- cover charges; or
- qualify for the Certificate's No Lapse Coverage, which is available during the first 5 years after the Certificate's issuance or after a coverage increase.

You may choose (and later change) whether the amount of the Certificate's Death Benefit coverage generally remains constant or varies with the Certificate's account value. We pay the Death Benefit when the insured person dies. You also may choose to (a) borrow from the Certificate; (b) surrender the Certificate in whole or part; (c) increase or decrease insurance coverage; and (d) elect certain optional supplemental benefits. These choices are subject to limitations described in this Prospectus.

Your account value is the amount of Net Premiums you pay, increased (or decreased) by the investment return (positive or negative) the Net Premiums earn, less the charges described in this Prospectus. You decide whether your account value is invested in Variable Life Account C under one or more Variable Options and/or in the Fixed Account. The account value you invest in each Variable Option is not guaranteed and will vary with the investment performance of an associated Fund. The attached Fund prospectuses provide detailed information about these associated Funds.

The Variable Options are:

- ING VP ASCENT PORTFOLIO (CLASS R SHARES)*
- ING VP BALANCED PORTFOLIO, INC. (CLASS R SHARES)*
- ING VP BOND PORTFOLIO (CLASS R SHARES)*
- ING VP CROSSROADS PORTFOLIO (CLASS R SHARES)*
- ING VARIABLE FUNDS--ING VP GROWTH AND INCOME PORTFOLIO (CLASS R SHARES)*
- ING VP INDEX PLUS LARGECAP PORTFOLIO (CLASS R SHARES)*
- ING VP LEGACY PORTFOLIO (CLASS R SHARES)*
- ING VP MONEY MARKET PORTFOLIO (CLASS R SHARES)*
- ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (INITIAL CLASS)*
- ING MFS EMERGING EQUITIES PORTFOLIO (INITIAL CLASS)*
- ING MFS RESEARCH PORTFOLIO (INITIAL CLASS)*
- ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (INITIAL CLASS)*
- ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (INITIAL CLASS)*
- FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (INITIAL CLASS)
- FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)

- JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
- JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
- JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
- JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
- OPPENHEIMER GLOBAL SECURITIES FUND/VA
- OPPENHEIMER STRATEGIC BOND FUND/VA

* Effective May 1, 2002 this Variable Option has changed its name to the name listed above. See "Allocation of Premiums--The Funds" on page 5 for a complete list of former and current fund names.

Net Premiums allocated to the Fixed Account earn fixed rates of interest. We determine these rates periodically, but we guarantee that they will never be less than 4% a year.

Replacing existing insurance or supplementing an existing flexible premium variable life insurance policy with a Certificate may not be in your best interest. The Certificates have a "free look" period during which you may return the Certificate to us for a refund. (See Right of Certificate Examination.)

In certain circumstances, NYSUT Benefit Trust or the Company may terminate the group Policy and outstanding Certificates (including your coverage) without your consent. (See Termination or Change in Coverage.) Also, NYSUT Benefit Trust, by agreement with the Company, may make changes in the Certificate (and your coverage) without your consent. Your consent is required, however, if such changes result in a reduction in benefits or an increase in guaranteed charges.

You should read this Prospectus and the attached prospectus for any available Fund if you are considering buying a Certificate or exercising elections under a Certificate. You should also keep them for future reference. You can obtain any Fund's Statement of Additional Information (SAI), which provides more information about a Fund, by calling 1-877-222-7714.

ADDITIONAL DISCLOSURE INFORMATION. The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

GETTING ADDITIONAL INFORMATION. This Prospectus and other information about Variable Life Account C required to be filed with the SEC can be found on the EDGAR Database on the SEC's web site at www.sec.gov or at the SEC Public Reference Room in Washington, DC. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about Variable Life Account C and the Funds, after paying a duplicating fee, by sending an e-mail request to publicinfosec.gov or by writing to the SEC Public Reference Room, Washington, DC 20549-0102.

Table OF CONTENTS

Definitions.......................................   V
The Separate Account..............................   1
Charges & Fees....................................   1
    Separate Account Transfer.....................   1
    Premium Load..................................   1
    Charges and Fees Assessed Against the Total
     Account Value................................   1
        Monthly Deduction.........................   2
        Cost of Insurance.........................   2
        Certificate Fee...........................   2
        Charges for Supplemental Benefits.........   3
        Transfer and Partial Surrender Charges....   3
    Charges Assessed Against the Separate
     Account......................................   3
        Mortality and Expense Risk Charge.........   3
    Charges Assessed Against the Underlying
     Funds........................................   3
Allocation of Premiums............................   5
    The Funds.....................................   5
    Mixed and Shared Funding; Conflicts of
     Interest.....................................   9
    Fund Additions, Deletions or Substitutions....  10
    Limits Imposed by the Funds...................  10
    Fixed Account.................................  10
Certificate Choices...............................  11
    Premium Payments..............................  11
    Commencement of Coverage......................  11
    5-Year No Lapse Coverage Provision............  12
    Death Benefit Options.........................  12
    Transfers.....................................  13
    Telephone or Electronic Transfers.............  13
    Transfer Limitations..........................  13
    Automated Transfers (Dollar Cost Averaging)...  14
Termination or Change in Coverage.................  15
Certificate Values................................  17
    Total Account Value...........................  17
    Accumulation Unit Value.......................  17
    Maturity Value................................  17
Certificate Rights................................  18
    Full Surrenders...............................  18
    Partial Surrenders............................  18
    Paid-Up Nonforfeiture Option..................  18
    Grace Period..................................  19
    Reinstatement of a Lapsed Certificate.........  19
    Certificate Loans.............................  20
Certificate Changes...............................  22
    Increase in Specified Amount..................  22
    Decrease in Specified Amount..................  22
    Change in Death Benefit Option................  22
    Right of Certificate Examination..............  23
    Supplemental Benefits.........................  23
Certificate Settlement............................  23
    Settlement Options............................  24
    Calculation of Variable Payment Settlement
     Option Values................................  25

The Company and Management........................  25
Additional Information............................  28
    Reports to Owners.............................  28
    Right to Instruct Voting of Fund Shares.......  28
    State Regulation..............................  28
    Legal Matters.................................  28
    The Registration Statement....................  29
    Distribution of the Certificates..............  29
    Independent Auditors..........................  30
Tax Matters.......................................  30
    Federal Tax Status of the Company.............  31
    General Rules ................................  31
    Life Insurance Qualification..................  31
    Modified Endowment Contracts..................  32
    Diversification Standards.....................  33
    Investor Control..............................  33
    Withholding...................................  33
    Other Tax Considerations......................  34
Miscellaneous Certificate Provisions..............  34
    The Certificates..............................  34
    Payment and Deferral of Benefits..............  34
    Suicide and Incontestability..................  34
    Protection of Proceeds........................  35
    Nonparticipation..............................  35
    Changes in Owner and Beneficiary;
     Assignment...................................  35
    Performance Reporting and Advertising.........  35
    Illustrations of Death Benefit and Total
     Account Values...............................  35

This Prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, or other sales material authorized by the Company and, if given or made, such other information or representations must not be relied upon.



The decision to purchase a Certificate should be discussed with your agent. Make sure you understand the investment options the Certificate provides, its other features and benefits, its risks and the fees and expenses you will incur. Consider the following matters, among others:


- LIFE INSURANCE COVERAGE--Life insurance is not a short-term investment and should be purchased only if you need life insurance coverage. You should evaluate your need for life insurance before purchasing a Certificate.


- INVESTMENT RISK--The value of the available variable investment options may fluctuate with the markets and interest rates. You should evaluate the Certificate's long-term investment potential and risks before purchasing a Certificate.


- FEES AND EXPENSES--A Certificate's fees and expenses reflect costs associated with its features and benefits. Before purchasing a Certificate, compare the value that these various features and benefits have to you, given your particular circumstances, with the fees and expenses for those features and benefits.


- EXCHANGES--Replacing your existing life insurance coverage with this Certificate may not be beneficial to you. Before purchasing a Certificate, determine whether your existing coverage will be subject to fees or penalties upon surrender or cancellation. Also compare the fees, charges, coverage provisions and limitations, if any, of your existing coverage with those of this Certificate.


- SALES COMPENSATION--We pay compensation to firms for sales of the Certificate. See "Distribution of the Certificates."

Definitions

ACCUMULATION UNIT: A unit used to measure the value of the Owner's interest in each applicable Variable Option.

ATTAINED AGE: An Insured's age (as of his or her closest birthday) nearest the Certificate Issue Date, plus the number of full Certificate Years elapsed.

AMOUNT AT RISK: The Death Benefit under a Certificate divided by 1.0032737, minus the Certificate's Total Account Value.

ANNUITANT: A person whose life determines the amount of life contingent annuity payments.

ANNUITY: A series of payments for life or for a definite period.

BASIC MONTHLY PREMIUM: The minimum amount of premium that you must pay to keep the 5-year No Lapse Coverage in effect, assuming there have been no Certificate Loans or Partial Surrenders.

CERTIFICATE LOAN: The amount received by borrowing from the Total Account Value.

CERTIFICATE YEAR/CERTIFICATE ANNIVERSARY: The first Certificate Year is the 12-month period beginning on the Issue Date of the Certificate. Your Certificate Anniversary is the Certificate Issue Date plus 1 year, 2 years, etc.

COMPANY: ING Life Insurance and Annuity Company.

COST OF INSURANCE: A monthly charge related to the Company's expected mortality cost for an Insured's basic insurance coverage under a Certificate. This charge does not include any supplemental benefit provisions that you elect through a Certificate rider. The charge is equal to the Amount at Risk for the Insured on the Monthly Deduction Day, multiplied by that Insured's monthly Cost of Insurance rate.

DEATH BENEFIT: The amount we pay following an Insured's death. We describe this payment in the Death Benefit Options section. Payment of the Death Benefit is subject to all provisions contained in the Certificate.

DEATH BENEFIT OPTION: Either of the two methods that you may elect for determining a Death Benefit.

FIXED ACCOUNT: A non-variable funding option available under the Certificates that guarantees a minimum interest rate of 4% per year.

FIXED ACCOUNT VALUE: The portion of a Certificate's Total Account Value held in the Fixed Account. The Fixed Account Value is part of the general assets of the Company.

FULL SURRENDER: Your right to terminate a Certificate in exchange for payment of its Surrender Value.

FUND(S): One or more of the mutual funds (open-end management investment companies or a separate series thereof) available under the Certificates. Our Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates.

GRACE PERIOD: The 61-day period beginning on any Monthly Deduction Day on which a Certificate's Surrender Value is insufficient to cover the current Monthly Deduction. A similar Grace Period also applies if the amount of any loan and any accrued loan interest exceeds the Total Account Value. The Certificate will lapse without value at the end of the Grace Period unless a sufficient payment is received by the Company or unless the 5-year No Lapse Coverage is in effect.

HOME OFFICE: The Company's principal executive offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

INSURED: The person on whose life a Certificate is issued. For initial or continued coverage, an Insured must be (a) a Member or (b) an Insured Member's spouse. However, we do not offer coverage for an Insured Member's spouse if the spouse's Attained Age is 80 or older at the Issue Date of the spouse's Certificate.

ISSUE DATE: The Issue Date for a Certificate, or for a Specified Amount increase, is stated in the Certificate Specifications or Supplemental Certificate Specifications in your Certificate.

LOAN ACCOUNT VALUE: The sum of all unpaid Certificate Loans. To repay Certificate Loans in full, you must pay the Loan Account Value plus any accrued interest.

LOAN VALUE: 90% of the Total Account Value of a Certificate.

MATURITY DATE: The Certificate Anniversary on which the Insured's Attained Age is 100.

MEMBER: An eligible member of NYSUT or a NYSUT agency fee payer.

MONTHLY DEDUCTION: A monthly charge assessed against the Total Account Value. The Monthly Deduction includes the Cost of Insurance, the Certificate fee and any charges for supplemental benefit riders.

MONTHLY DEDUCTION DAY: The first Monthly Deduction Day is the Issue Date. Monthly Deduction Days occur each month thereafter on the same day as the Issue Date of the Certificate.

NET PREMIUM: The Net Premium equals the amount of the premium you pay less the then-current Premium Load deduction.

NET SINGLE PREMIUM: The amount required to purchase a guaranteed benefit (using the Insured's Age and premium class) if the Net Premium is allocated to the Fixed Account. The Net Single Premium is determined using a guaranteed interest rate of 4% per year and the Certificate's guaranteed maximum Cost of Insurance rates.

NO LAPSE COVERAGE: A provision in the Certificate providing that, if at least the Basic Monthly Premiums are paid, a Certificate will remain in force for a period of at least 5 years beginning on the (a) Issue Date or (b) the Issue Date of an increase in Specified Amount. Under this provision, the Certificate remains in force even if the Surrender Value is insufficient to pay the current Monthly Deduction.

OWNER: The person to whom a Certificate is issued. The Owner is entitled to exercise all rights under the Certificate and is also referred to as "you." Unless otherwise specified in the Certificate or application form, the Certificate is owned by the Insured.

PARTIAL SURRENDER: The amount you receive in cash by surrendering a part of a Certificate.

PLANNED PREMIUMS: Premiums we agree to bill.

POLICY: The group life insurance contract owned by NYSUT Benefit Trust, pursuant to which the Certificates are issued. The Certificates are subject to the terms of the Policy.

PRO-RATA BASIS: In the same proportion that each of the Variable Options and the Fixed Account Value under a Certificate bear to the sum of Certificate's Separate Account Value and Fixed Account Value.

SEC: Securities and Exchange Commission.

SEPARATE ACCOUNT: A separate account maintained by the Company for the purpose of funding the Certificates; Variable Life Account C.

SEPARATE ACCOUNT VALUE: The portion of a Certificate's Total Account Value attributable to the variable portion of the Certificate. The variable portion of the Certificate includes all amounts held in one or more of the Variable Options.

SETTLEMENT OPTION(S): The method(s) by which payment may be made (a) from a Death Benefit, (b) at the Maturity Date, or (c) at the Full Surrender of a Certificate.

SPECIFIED AMOUNT: The amount chosen by the Owner at enrollment that is used in determining the Death Benefit. The Owner may increase or decrease the Specified Amount as described in this Prospectus.

SURRENDER VALUE: The Total Account Value on the date of surrender, less (a) the Loan Account Value and (b) any accrued interest.

TOTAL ACCOUNT VALUE: The sum of the (a) Fixed Account Value, the (b) Separate Account Value and the (c) Loan Account Value.

VALUATION DATE: The date and time when we calculate the Accumulation Unit Value of a Variable Option. Currently, this calculation occurs after the close of business of the New York Stock Exchange (normally at 4:00 p.m., Eastern Time) on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

VALUATION PERIOD: The period of time between successive Valuation Dates.

VARIABLE OPTION: One or more of the variable funding options available under the Certificate as described in this Prospectus.

WE, OUR, US, COMPANY: ING Life Insurance and Annuity Company.


WRITTEN REQUEST: A request in writing that is received by us in good order at the Home Office. Generally, a request is considered to be in "good order" if it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

YOU, YOUR: The person entitled to purchase or exercise any rights or privileges under a Certificate or a Settlement Option. This is generally the Owner (or, during a Settlement Option, the payee).

                       THIS PAGE INTENTIONALLY LEFT BLANK

The Separate ACCOUNT

Our Variable Life Account C is the Separate Account that supports the Variable Options. If you allocate any of your Total Account Value to the Variable Options, that value is invested in the Separate Account. The Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates. We describe the currently available Funds, their investment objectives and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the Separate Account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account C in 1999 under Connecticut law. Prior to
May 1, 2000, amounts invested in the Variable Options were supported by our Variable Life Account B, which was created in 1986 under Connecticut law. Amounts transferred as a result of this change in separate accounts were fully credited with time spent in Variable Life Account B for all purposes under the Certificates, including the calculation of fees and charges, and the transfer was accomplished at net asset value. We hold the Separate Account's assets to satisfy the claims of the Certificate Owners to the extent that they have allocated amounts to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and liabilities under the Certificates with respect to the Separate Account. The Company is responsible for meeting all obligations to Owners under the Certificates.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the Separate Account involves no approval or disapproval by the SEC of the Separate Account or the Company's management or investment practices or policies. The Company does not guarantee the Separate Account's investment performance.

Charges & FEES

SEPARATE ACCOUNT TRANSFER

As noted above, no charges or fees were assessed as a result of the transfer from Variable Life Account B to Variable Life Account C.

PREMIUM LOAD

We deduct a charge equal to 8% of the premium before the premium is allocated to the Certificate's Total Account Value. We use the proceeds of this charge to cover certain expenses and taxes associated with the sales, start-up and maintenance of the Certificates. We reserve the right to increase this charge to not more than 10% under both new and previously-issued Certificates.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

When we assess charges and fees against the Total Account Value, we deduct them from each of a Certificate's Variable Options and the Fixed Account Value on a Pro-Rata Basis. This means we deduct charges in proportion to the amount of Total Account Value you then have in each of the investment options.

MONTHLY DEDUCTION. The Monthly Deduction includes the Cost of Insurance, a Certificate fee, and any charges for supplemental benefits. We deduct the first Monthly Deduction on the Issue Date, even if the Issue Date is earlier than the date the application form for a Certificate is signed. Monthly Deductions then occur on each Monthly Deduction Day thereafter. If the Certificate's issuance is delayed due to underwriting requirements, we will not assess charges until we complete the underwriting and approve the application for the Certificate.

For a discussion of when insurance coverage and investment performance commence under a Certificate, see Commencement of Coverage.

COST OF INSURANCE. The Cost of Insurance charge is based on (a) the cost of our base insurance rates under a Certificate and (b) our Amount at Risk, on the date of the deduction. (Base insurance rates do not include any supplemental benefits you elect through a Certificate rider.)

The Cost of Insurance charge is equal to (a) the Certificate's Amount at Risk on the Monthly Deduction Day, (b) multiplied by a monthly Cost of Insurance rate. Our Amount at Risk at any time is approximately the difference between the Certificate's then-applicable Death Benefit and its Total Account Value. An increase in the Total Account Value or a decrease in the Death Benefit will result in a smaller Cost of Insurance charge. A decrease in the Total Account Value or an increase in the Death Benefit will result in a larger Cost of Insurance charge.

The Cost of Insurance rate generally increases over the life of a Certificate. The rate is based on the Insured's Attained Age and risk class. The Cost of Insurance rates for "standard risk" Insureds will not exceed those based on a 50% male/50% female blend under the 1980 Commissioners Standard Ordinary Mortality Table, smoker or non-smoker (1980 Tables). "Substandard risk" Insureds have monthly deductions based on Cost of Insurance rates that may be higher than those in the 1980 Tables. A table of guaranteed maximum Cost of Insurance rates per $1,000 of the Amount at Risk is included in each Certificate. We may adjust the monthly Cost of Insurance rates from time to time, but they will never exceed the applicable guaranteed maximum rates.

Current Cost of Insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. We expect to review our current cost of insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT Benefit Trust group Policy. In many cases, we expect that these periodic reviews will result in upward or downward revisions to the current Cost of Insurance rates. These rate revisions will apply both to previously and subsequently-issued Certificates. We use the same Cost of Insurance rates for male and female insureds. Our rates will generally be lower for non-smokers than for smokers. We also offer preferred Cost of Insurance rates for both smokers and non-smokers who meet more stringent requirements than do standard risk smokers and non-smokers, respectively. If an Insured classified "smoker" changes his or her smoking habits so as to fall within our non-smoker category, he or she may make a Written Request for reclassification after the first Certificate Year.

We base Cost of Insurance rates for an increase in Specified Amount on the Insured's risk class at the time of the increase. You must provide evidence of insurability.

CERTIFICATE FEE. The Monthly Deduction also includes a Certificate fee of $14 a month during the first Certificate Year, or the first year of an increase in Specified Amount. This fee starts on the Issue Date of the Certificate and the date of the increase. The Certificate fee then drops to $6 a month. We use the proceeds of this charge for administrative expenses, such as risk underwriting and Certificate issuance, premium billing and collection, Certificate value calculation, confirmation of Certificate transactions and periodic reports to Owners. We reserve the right to raise this charge, both for new and previously-issued Certificates. The maximum charge is $19 a month during the first Certificate Year (whether from the Issue Date of the Certificate or after an increase in the Specified Amount) and $11 a month thereafter. We do not expect the monthly Certificate fee to exceed our actual annual administrative costs over time.

CHARGES FOR SUPPLEMENTAL BENEFITS. The Monthly Deduction includes a supplemental benefits charge if you elect any supplemental benefits. (You may elect supplemental benefits by adding riders to the Certificate.) The amount of this charge varies depending on the riders you select. The charge is described in each applicable Certificate rider.

TRANSFER AND PARTIAL SURRENDER CHARGES. We reserve the right to charge an administrative fee of up to $25 for each transfer between investment options in excess of 12 transfers per year. For Partial Surrenders, we reserve the right to charge an administrative fee of $25 or, if less, 2% of the surrender amount. We are not currently assessing this charge.

CHARGES ASSESSED AGAINST THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account Value. This charge compensates the Company for the aggregate mortality and expense risk assumed in connection with the Certificates. The mortality risk assumed by the Company is that Insureds, as a group, may live for a shorter period of time than estimated. If so, the Company could end up paying more in Death Benefits than it collects with Cost of Insurance charges. The expense risk assumed is that the expenses incurred
(a) issuing and administering the Certificates and (b) operating the Separate Account will be greater than the administrative charges that the Company can impose for such expenses. We expect to earn a profit from this charge. The mortality and expense risk charge currently equals an annual rate of 0.85% of the average daily net assets of the Separate Account during the first 10 Certificate years and 0% thereafter. This charge is deducted daily. Because we first offered the Certificates for sale in 1997, the planned reduction after the tenth year is not yet in effect for any outstanding Certificate. The Company reserves the right to increase or decrease the rate or period of the mortality and expense risk charge, if it believes that circumstances have changed so that current charges are no longer appropriate. However, we guarantee that the annual rate of this charge will never exceed (a) 1.25% during the first 10 Certificate years or (b) 0.40% thereafter.

The Separate Account currently is not subject to any taxes. However, if taxes are assessed against the Separate Account, we reserve the right to assess the amount of the taxes against the Separate Account Value.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS


Each Fund determines it's own advisory fee and other expenses.


The following table illustrates the investment advisory fees, other expenses (including service fees, if applicable) and total expenses paid by each of the Funds as a percentage of average net assets. These amounts are based on figures for the year ended December 31, 2001, unless otherwise indicated.

                                 FUND EXPENSE TABLE(1)
----------------------------------------------------------------------------------------
                                                              FEES AND
                           MANAGEMENT            TOTAL FUND   EXPENSES      TOTAL NET
                           (ADVISORY)   OTHER      ANNUAL    WAIVED OR        FUND
                              FEES     EXPENSES   EXPENSES   REIMBURSED  ANNUAL EXPENSES
                              ----     --------   --------   ----------  ---------------
ING VP Ascent Portfolio
  (Class R Shares)(2)          0.60%      0.14%      0.74%         --            0.74%
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%      0.09%      0.59%         --            0.59%
ING VP Bond Portfolio
  (Class R Shares)(2)          0.40%      0.10%      0.50%         --            0.50%
ING VP Crossroads
  Portfolio (Class R
  Shares)(2)                   0.60%      0.14%      0.74%       0.04%           0.70%
ING VP Growth and Income
  Portfolio
  (Class R Shares)(2)          0.50%      0.09%      0.59%         --            0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%      0.10%      0.45%         --            0.45%
ING VP Legacy Portfolio
  (Class R Shares)(2)          0.60%      0.16%      0.76%       0.11%           0.65%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%      0.09%      0.34%         --            0.34%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      0.25%      0.90%         --            0.90%
ING MFS Emerging Equities
  Portfolio
  (Initial Class)              0.68%      0.13%      0.81%         --            0.81%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%      0.15%      0.85%         --            0.85%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%      0.20%      1.00%         --            1.00%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      0.15%      0.75%         --            0.75%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(3)           0.58%      0.10%      0.68%         --            0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(3)           0.48%      0.10%      0.58%         --            0.58%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional Shares)(4)      0.65%    0.02%      0.67%         --            0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(4)                   0.65%      0.01%      0.66%         --            0.66%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(4)                   0.65%      0.01%      0.66%         --            0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional Shares)(4)      0.65%    0.04%      0.69%         --            0.69%
Oppenheimer Global
  Securities Fund/VA           0.64%      0.06%      0.70%         --            0.70%
Oppenheimer Strategic
  Bond Fund/VA(5)              0.74%      0.05%      0.79%         --            0.79%

FOOTNOTES TO "FUND
  EXPENSE TABLE"



(1) We may receive compensation from each of the Funds or the Funds' affiliates based on an annual percentage of the average net assets held in that Fund by the Company. The percentage paid may vary from one Fund company to another. For certain Funds, some of this compensation may be paid out of service fees that are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in this Fund Expense Table and the Fund prospectuses. We may also receive additional compensation from certain Funds for administrative, recordkeeping or other services provided by us to the Funds or the Funds' affiliates. These additional payments are made by the Funds or the Funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.
(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(4) All expenses are shown without the effect of any expense offset arrangements.
(5) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

Allocation of PREMIUMS

You may allocate all or a part of your Net Premiums to the Funds currently available through the Separate Account under your Certificate. You also may allocate all or a part of your Net Premiums to the Fixed Account.

LIST OF FUND NAME CHANGES. Some of the Funds available under your Certificate have changed their names. The following chart provides details about these name changes.


CURRENT FUND NAME                                                    FORMER FUND NAME
-----------------                                                    ----------------
ING Generation Portfolios, Inc.--ING VP Ascent      Aetna Generation Portfolios, Inc.--Aetna Ascent VP
 Portfolio (Class R Shares)                         (Class R Shares)
ING VP Balanced Portfolio, Inc. (Class R Shares)    Aetna Balanced VP, Inc. (Class R Shares)
ING VP Bond Portfolio (Class R Shares)              Aetna Income Shares d/b/a Aetna Bond VP (Class R
                                                    Shares)
ING Generation Portfolios, Inc.--ING VP Crossroads  Aetna Generation Portfolios, Inc.--Aetna
 Portfolio (Class R Shares)                         Crossroads VP (Class R Shares)
ING Variable Funds--ING VP Growth and Income        Aetna Variable Fund d/b/a Aetna Growth and Income
 Portfolio                                          VP (Class R Shares)
 (Class R Shares)
ING Variable Portfolios, Inc.--ING VP Index Plus    Aetna Variable Portfolios, Inc.--Aetna Index Plus
 LargeCap Portfolio (Class R Shares)                Large Cap VP (Class R Shares)
ING Generation Portfolios, Inc.--ING VP Legacy      Aetna Generation Portfolios, Inc.--Aetna Legacy VP
 Portfolio                                          (Class R Shares)
 (Class R Shares)
ING VP Money Market Portfolio (Class R Shares)      Aetna Variable Encore Fund d/b/a Aetna Money
                                                    Market VP (Class R Shares)
ING Partners, Inc.--ING MFS Capital Opportunities   Portfolio Partners, Inc. (PPI) MFS Capital
 Portfolio                                          Opportunities Portfolio (Initial Class)
 (Initial Class)
ING Partners, Inc.--ING MFS Emerging Equities       Portfolio Partners, Inc. (PPI) MFS Emerging
 Portfolio (Initial Class)                          Equities Portfolio (Initial Class)
ING Partners, Inc.--ING MFS Research Portfolio      Portfolio Partners, Inc. (PPI) MFS Research Growth
 (Initial Class)                                    Portfolio (Initial Class)
ING Partners, Inc.--ING Scudder International       Portfolio Partners, Inc. (PPI) Scudder
 Growth Portfolio (Initial Class)                   International Growth Portfolio (Initial Class)
ING Partners, Inc.--ING T. Rowe Price Growth        Portfolio Partners, Inc. (PPI) T. Rowe Price
 Equity Portfolio (Initial Class)                   Growth Equity Portfolio (Initial Class)


FUND DESCRIPTIONS


The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain Funds offered under the Certificates may have names, investment objectives and policies similar to other funds managed by the Fund's investment adviser. The investment results of a Fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                  INVESTMENT OBJECTIVE
---------                                         ----------                  --------------------
ING GENERATION PORTFOLIOS, INC.--ING VP     ING Investments, LLC    Seeks to provide capital appreciation.
  ASCENT PORTFOLIO (formerly Aetna                                  Managed for investors seeking capital
  Generation Portfolios, Inc.--Aetna        Subadviser: Aeltus      appreciation who generally have an
  Ascent VP)                                Investment              investment horizon exceeding 15 years
  (CLASS R SHARES)                          Management, Inc.        and who have a high level of risk
                                            (Aeltus)                tolerance. Under normal market
                                                                    conditions, allocates assets among
                                                                    several classes of equities,
                                                                    fixed-income securities (including up to
                                                                    15% of total assets in high-yield
                                                                    instruments) and money market
                                                                    instruments. The benchmark portfolio is
                                                                    80% equities and 20% fixed-income under
                                                                    neutral market conditions.
ING VP BALANCED PORTFOLIO, INC. (formerly   ING Investments, LLC    Seeks to maximize investment return,
  Aetna Balanced VP, Inc.)                                          consistent with reasonable safety of
  (CLASS R SHARES)                          Subadviser: Aeltus      principal, by investing in a diversified
                                            Investment              portfolio of one or more of the
                                            Management, Inc.        following asset classes: stocks, bonds
                                            (Aeltus)                and cash equivalents, based on the
                                                                    judgment of the Fund's management, of
                                                                    which those sectors or mix thereof
                                                                    offers the best investment prospects.
                                                                    Typically, maintains approximately 60%
                                                                    of total assets in equities and
                                                                    approximately 40% of total assets in
                                                                    debt (including money market
                                                                    instruments).
ING VP BOND PORTFOLIO (formerly Aetna       ING Investments, LLC    Seeks to maximize total return as is
  Income Shares d/b/a Aetna Bond VP)                                consistent with reasonable risk, through
  (CLASS R SHARES)                          Subadviser: Aeltus      investment in a diversified portfolio
                                            Investment              consisting of debt securities. Under
                                            Management, Inc.        normal market conditions, invests at
                                            (Aeltus)                least 80% of net assets in high-grade
                                                                    corporate bonds, mortgage-related and
                                                                    other asset-backed securities, and
                                                                    securities issued or guaranteed by the
                                                                    U.S. Government, its agencies or
                                                                    instrumentalities.
ING GENERATION PORTFOLIOS, INC.--ING VP     ING Investments, LLC    Seeks to provide total return (i.e.,
  CROSSROADS PORTFOLIO (formerly Aetna                              income and capital appreciation, both
  Generation Portfolios, Inc.--Aetna        Subadviser: Aeltus      realized and unrealized). Managed for
  Crossroads VP)                            Investment              investors seeking a balance between
  (CLASS R SHARES)                          Management, Inc.        income and capital appreciation who
                                            (Aeltus)                generally have an investment horizon
                                                                    exceeding ten years and who have a
                                                                    moderate level of risk tolerance. Under
                                                                    normal market conditions, allocates
                                                                    assets among several classes of
                                                                    equities, fixed-income securities
                                                                    (including up to 15% of total assets in
                                                                    high-yield instruments) and money market
                                                                    instruments. The benchmark portfolio is
                                                                    60% equities and 40% fixed-income under
                                                                    neutral market conditions.
ING VARIABLE FUNDS--ING VP GROWTH AND       ING Investments, LLC    Seeks to maximize total return through
  INCOME PORTFOLIO (formerly Aetna                                  investments in a diversified portfolio
  Variable Fund d/b/a Aetna Growth and      Subadviser: Aeltus      of common stocks and securities
  Income VP)                                Investment              convertible into common stock. Under
  (CLASS R SHARES)                          Management, Inc.        normal market conditions, invests at
                                            (Aeltus)                least 65% of total assets in common
                                                                    stocks that Aeltus (the Portfolio's
                                                                    subadviser) believes have significant
                                                                    potential for capital appreciation or
                                                                    income growth or both.

                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                  INVESTMENT OBJECTIVE
---------                                         ----------                  --------------------
ING VARIABLE PORTFOLIOS, INC.--ING VP       ING Investments, LLC    Seeks to outperform the total return
  INDEX PLUS LARGECAP PORTFOLIO (formerly                           performance of the Standard & Poor's 500
  Aetna Variable Portfolios, Inc.--Aetna    Subadviser: Aeltus      Composite Index (S&P 500), while
  Index Plus Large Cap VP)                  Investment              maintaining a market level of risk.
  (CLASS R SHARES)                          Management, Inc.        Invests at least 80% of net assets in
                                            (Aeltus)                stocks included in the S&P 500. The S&P
                                                                    500 is a stock market index comprised of
                                                                    common stocks of 500 of the largest
                                                                    companies traded in the U.S. and
                                                                    selected by Standard & Poor's
                                                                    Corporation.
ING GENERATION PORTFOLIOS, INC.--ING VP     ING Investments, LLC    Seeks to provide total return consistent
  LEGACY PORTFOLIO (formerly Aetna                                  with preservation of capital. Managed
  Generation Portfolios, Inc.--Aetna        Subadviser: Aeltus      for investors primarily seeking total
  Legacy VP)                                Investment              return consistent with capital
  (CLASS R SHARES)                          Management, Inc.        preservation who generally have an
                                            (Aeltus)                investment horizon exceeding five years
                                                                    and who have a low level of risk
                                                                    tolerance. Under normal market
                                                                    conditions, allocates assets among
                                                                    several classes of equities,
                                                                    fixed-income securities (including up to
                                                                    15% of total assets in high-yield
                                                                    instruments) and money market
                                                                    instruments. The benchmark portfolio is
                                                                    40% equities and 60% fixed-income under
                                                                    neutral market conditions.
ING VP MONEY MARKET PORTFOLIO (formerly     ING Investments, LLC    Seeks to provide high current return,
  Aetna Variable Encore Fund d/b/a Aetna                            consistent with preservation of capital
  Money Market VP)                          Subadviser: Aeltus      and liquidity, through investment in
  (CLASS R SHARES)                          Investment              high-quality money market instruments.
                                            Management, Inc.        Invests in a diversified portfolio of
                                            (Aeltus)                high-quality fixed income securities
                                                                    denominated in U.S. dollars, with short
                                                                    remaining maturities.
ING PARTNERS, INC.--ING MFS CAPITAL         ING Life Insurance and  Seeks capital appreciation. Invests
  OPPORTUNITIES PORTFOLIO (formerly         Annuity Company         primarily (at least 65% of net assets)
  Portfolio Partners, Inc. (PPI) MFS        (formerly Aetna Life    in common stocks and related securities,
  Capital Opportunities Portfolio)          Insurance and Annuity   such as preferred stocks, convertible
  (INITIAL CLASS)                           Company)                securities and depositary receipts.
                                            Subadviser:
                                            Massachusetts
                                            Financial Services
                                            Company
ING PARTNERS, INC.--ING MFS EMERGING        ING Life Insurance and  Seeks long-term growth of capital.
  EQUITIES PORTFOLIO (formerly Portfolio    Annuity Company         Invests primarily (at least 80% of net
  Partners, Inc. (PPI) MFS Emerging         (formerly Aetna Life    assets under normal circumstances) in
  Equities Portfolio)                       Insurance and Annuity   common stocks and related securities,
  (INITIAL CLASS)                           Company)                such as preferred stocks, convertible
                                                                    securities and depositary receipts, of
                                            Subadviser:             emerging growth companies.
                                            Massachusetts
                                            Financial Services
                                            Company
ING PARTNERS, INC.--ING MFS RESEARCH        ING Life Insurance and  Seeks long-term growth of capital and
  PORTFOLIO (formerly Portfolio             Annuity Company         future income. Invests primarily (at
  Partners, Inc. (PPI) MFS Research Growth  (formerly Aetna Life    least 80% of total assets) in common
  Portfolio)                                Insurance and Annuity   stocks and related securities, such as
  (INITIAL CLASS)                           Company)                preferred stocks, convertible securities
                                                                    and depositary receipts.
                                            Subadviser:
                                            Massachusetts
                                            Financial Services
                                            Company

                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                  INVESTMENT OBJECTIVE
---------                                         ----------                  --------------------
ING PARTNERS, INC.--ING SCUDDER             ING Life Insurance and  Seeks long-term growth of capital.
  INTERNATIONAL GROWTH PORTFOLIO (formerly  Annuity Company         Invests primarily (at least 65% of total
  Portfolio Partners, Inc. (PPI) Scudder    (formerly Aetna Life    assets) in the equity securities of
  International Growth Portfolio)           Insurance and Annuity   foreign companies that the subadviser
  (INITIAL CLASS)                           Company)                believes have high growth potential.
                                                                    Will normally invest in securities of at
                                            Subadviser: Deutsche    least three different countries other
                                            Investment Management   than the U.S. and will invest in
                                            Americas, Inc.          securities in both developed and
                                            (Deutsche)              developing markets.
ING PARTNERS, INC.--ING T. ROWE PRICE       ING Life Insurance and  Seeks long-term capital growth, and
  GROWTH EQUITY PORTFOLIO (formerly         Annuity Company         secondarily, increasing dividend income.
  Portfolio Partners, Inc. (PPI) T. Rowe    (formerly Aetna Life    Invests primarily (at least 80% of net
  Price Growth Equity Portfolio)            Insurance and Annuity   assets under normal circumstances) in
  (INITIAL CLASS)                           Company)                the common stocks. Concentrates its
                                                                    investments in growth companies.
                                            Subadviser: T. Rowe     Investments in foreign securities are
                                            Price                   limited to 30% of total assets.
                                            Associates, Inc.
FIDELITY-REGISTERED TRADEMARK- VARIABLE     Fidelity Management &   Seeks long-term capital appreciation.
  INSURANCE PRODUCTS--FIDELITY VIP          Research Company        Normally invests primarily in common
  CONTRAFUND-REGISTERED TRADEMARK-                                  stocks of companies whose value the
  PORTFOLIO                                 Subadvisers: Fidelity   Portfolio's investment adviser believes
  (INITIAL CLASS)                           Management & Research   is not fully recognized by the public.
                                            (U.K.) Inc.; Fidelity
                                            Management & Research
                                            (Far East) Inc.;
                                            Fidelity Investments
                                            Japan Limited; FMR
                                            Co., Inc.
FIDELITY-REGISTERED TRADEMARK- VARIABLE     Fidelity Management &   Seeks reasonable income. Also considers
  INSURANCE PRODUCTS--FIDELITY VIP          Research Company        the potential for capital appreciation.
  EQUITY-INCOME PORTFOLIO                                           Seeks to achieve a yield which exceeds
  (INITIAL CLASS)                           Subadviser: FMR         the composite yield on the securities
                                            Co., Inc.               comprising the Standard & Poor's 500
                                                                    Index. Normally invests at least 80% of
                                                                    total assets in income-producing equity
                                                                    securities, which tends to lead to
                                                                    investments in large cap "value" stocks.
JANUS ASPEN SERIES--AGGRESSIVE GROWTH       Janus Capital           A NONDIVERSIFIED Portfolio that seeks
  PORTFOLIO                                                         long-term growth of capital. Invests
  (INSTITUTIONAL SHARES)                                            primarily in common stocks selected for
                                                                    their growth potential and normally
                                                                    invests at least 50% of its equity
                                                                    assets in medium-sized companies.
                                                                    Medium-sized companies are those whose
                                                                    market capitalization falls within the
                                                                    range of companies in the Standard and
                                                                    Poor's (S&P) MidCap 400 Index.
JANUS ASPEN SERIES--BALANCED PORTFOLIO      Janus Capital           Seeks long-term capital growth,
  (INSTITUTIONAL SHARES)                                            consistent with preservation of capital
                                                                    and balanced by current income. Normally
                                                                    invests 40-60% of its assets in
                                                                    securities selected primarily for their
                                                                    growth potential and 40-60% of its
                                                                    assets in securities selected primarily
                                                                    for their income potential. Will
                                                                    normally invest at least 25% of its
                                                                    assets in fixed-income securities.

                                             INVESTMENT ADVISER/
FUND NAME                                         SUBADVISER                  INVESTMENT OBJECTIVE
---------                                         ----------                  --------------------
JANUS ASPEN SERIES--GROWTH PORTFOLIO        Janus Capital           Seeks long-term growth of capital in a
  (INSTITUTIONAL SHARES)                                            manner consistent with the preservation
                                                                    of capital. Invests primarily in common
                                                                    stocks selected for their growth
                                                                    potential. Although it can invest in
                                                                    companies of any size, it generally
                                                                    invests in larger, more established
                                                                    companies.
JANUS ASPEN SERIES--WORLDWIDE GROWTH        Janus Capital           Seeks long-term growth of capital in a
  PORTFOLIO                                                         manner consistent with the preservation
  (INSTITUTIONAL SHARES)                                            of capital. Invests primarily in common
                                                                    stocks of companies of any size located
                                                                    throughout the world. Normally invests
                                                                    in issuers from at least five different
                                                                    countries, including the United States.
                                                                    May at times invest in fewer than five
                                                                    countries or even in a single country.
OPPENHEIMER VARIABLE ACCOUNT FUNDS--        OppenheimerFunds, Inc.  Seeks long-term capital appreciation by
  OPPENHEIMER GLOBAL SECURITIES FUND/VA                             investing a substantial portion of
                                                                    assets in securities of foreign issuers,
                                                                    "growth-type" companies, cyclical
                                                                    industries and special situations that
                                                                    are considered to have appreciation
                                                                    possibilities. Invests mainly in common
                                                                    stocks and can also buy other equity
                                                                    securities, including preferred stocks
                                                                    and convertible securities in the U.S.
                                                                    and foreign countries.
OPPENHEIMER VARIABLE ACCOUNT FUNDS--        OppenheimerFunds, Inc.  Seeks a high level of current income
  OPPENHEIMER STRATEGIC BOND FUND/VA                                principally derived from interest on
                                                                    debt securities. Invests mainly in debt
                                                                    securities of issuers in three market
                                                                    sectors: foreign governments and
                                                                    companies, U.S. Government securities,
                                                                    and lower-grade high-yield securities of
                                                                    U.S. and foreign companies.


MIXED AND SHARED FUNDING; CONFLICTS OF INTEREST

The Funds only sell shares to separate accounts of insurance companies that may or may not be affiliated with the Company. These separate accounts may fund variable annuity contracts or variable life insurance policies, such as the Certificates described in this Prospectus. We currently do not foresee any disadvantages to you arising out of this. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various contract owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Fund has advised us that its board of trustees (or directors) intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects Certificate holders, we will see to it that appropriate action to protect is taken. If it becomes necessary for any separate account to replace shares of any Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FUND ADDITIONS, DELETIONS OR SUBSTITUTIONS

The Company may add additional Funds as investment options under your Certificate at any time. The Company also has the right to substitute, or replace, shares of a Fund with shares of another Fund if the Company believes that the Fund is no longer appropriate as an investment option under the Certificate. The Company may also stop accepting premium allocations to a Fund at any time. If the Company stops accepting premium allocations to a Fund and shares of that Fund are not replaced with shares of another Fund, amounts you have deposited in that Fund could stay in the Fund. Also, any dividends or capital gains earned on that Fund could be reinvested in the Fund. To do any of these actions, the Company must comply with (a) the terms of the 1940 Act and
(b) any

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insurance laws or regulations applicable at the time. The Company will provide notice to you before replacing a Fund or closing a Fund to new payments. The Company will also provide notice about any new Fund that is added. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced.

LIMITS IMPOSED BY THE FUNDS

Orders for the purchase of shares of a Fund may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request directed to a particular Fund if the Separate Account's investment in that Fund is not accepted by the Fund for any reason.

FIXED ACCOUNT

The Company has not registered interests in the Fixed Account with the SEC, based on an exclusion under the Securities Act of 1933. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures, however, may be subject to certain anti-fraud provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Account available under the Certificates is a fixed funding option. We credit interest on amounts in the Fixed Account (the Fixed Account Value) at rates that we declare from time to time. We determine these rates in our sole discretion. We guarantee a 4% minimum annual interest rate, compounded monthly. Current interest rates may also vary depending on when you allocate an amount to the Fixed Account.

The Fixed Account is supported by the general assets of the Company. The general assets of the Company include all assets of the Company except those held in legally-segregated separate accounts sponsored by the Company or its affiliates. The Company invests the assets attributable to the Fixed Account in investments chosen by the Company, as applicable law permits. Fixed Account assets and investments, and any investment income they generate, are solely the property of the Company.

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Certificate CHOICES

PREMIUM PAYMENTS

The Certificates are flexible premium variable universal life insurance. This means that you have the right to decide, within certain limits,

- when to make premium payments; and

- the amount of the payments.

Each Certificate specifies Planned Premiums and Basic Monthly Premiums. If you fail to pay your premiums, your Certificate may not remain in force (lapse). However, payment of Planned or Basic Monthly Premiums does not guarantee that your Certificate will remain in force. Your Certificate remains in force only as long as (a) your Surrender Value is adequate to cover the Monthly Deductions under the Certificate or (b) you have made enough premium payments to keep the 5-year No Lapse Coverage provision of your Certificate in effect. (See No Lapse Coverage.) Your Surrender Value is increased by your premium payments and any positive investment returns they generate. Your Surrender Value is decreased by the charges we deduct and any negative investment returns you experience.

Planned Premiums are those premiums you request and we agree to bill on an annual, semiannual, quarterly or other periodic basis. You can also arrange pre-authorized automatic monthly check payments, or salary or pension deduction arrangements through the Member's employer. You may change your Planned Premium at any time by submitting a Written Request to us. Premiums paid by payroll deduction are generally forwarded by your employer to NYSUT Benefit Trust, which forwards them to us. We are not responsible for errors and delays caused by, or other conduct of, your employer or NYSUT Benefit Trust.

We may require evidence of insurability if payment of any premium would increase the difference between the Death Benefit and the Total Account Value (thus increasing our Amount at Risk). If you fail to provide satisfactory evidence of insurability, we will refund the refused premium.

We may also refuse to accept any premium payment (other than one required to keep a Certificate in force) if it would cause the Certificate to fail to be treated as life insurance for federal income tax purposes. Additionally, if you pay premiums in excess of the Planned Premium, or increase your Planned Premium too much, you may cause the Certificate to be classified as a "Modified Endowment Contract" for federal income tax purposes. (See Tax Matters.) In that case, we will notify you to determine if you wish to avoid Modified Endowment Contract status. If you do not wish the Certificate to be classified as a Modified Endowment Contract, we will refund the excess Planned Premium.

If the excess Planned Premium has not been invested in the Certificate, it will be refunded without interest. If the excess Planned Premium has been invested in the Certificate, we have 60 days from the end of the Certificate Year to return the excess Planned Premium amount with interest.

If you elect not to request a refund of the excess Planned Premium, your Certificate will be classified as a Modified Endowment Contract.

COMMENCEMENT OF COVERAGE

The insurance coverage under a Certificate starts when:

- we approve the insurance based on the application and any other information required to be submitted by the Insured;

                                                                              11
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- we or our representative receives at least the first Basic Monthly Premium;
  and

- the Insured is eligible for coverage.

Therefore, coverage may not commence until some time after you submit an application for a Certificate. We may offer immediate temporary fixed insurance coverage. This coverage may be available if, with your application (a) you submit at least the full first Basic Monthly Premium for the billing frequency, or a completed Payroll Deduction Authorization and (b) certain other requirements are met. For more information about the availability, terms and conditions of this coverage, you should consult your sales representative, who can also provide you with a copy of our conditional receipt.

The Issue Date of a Certificate is generally the date that we approve a Certificate.

Your initial premium payment starts earning a return in the Separate Account or the Fixed Account on the later of the (a) Issue Date of the Certificate or
(b) the date that we receive at least the first Basic Monthly Premium at our Home Office. After the first premium payment, you must send all premiums to our Home Office. We deem all premiums, except the first one, received when we actually receive them at the Home Office, together with any identifying information we require from the Member's employer or NYSUT Benefit Trust. We allocate your premium payment as you direct, effective at the end of the Valuation Period in which we receive the payment.

You may reallocate your future premium payments at any time. You must use whole percentages when changing allocations. We effect the change with the next premium payment after we receive your request. We will send you confirmation of the change. (See Transfers.)

5-YEAR NO LAPSE COVERAGE PROVISION

Your Certificate includes a 5-year No Lapse Coverage Provision. If you pay the specified amount of premiums, this provision provides that during the 5-year period after either the (a) Issue Date or (b) the Issue Date of any Specified Amount increase, your Certificate will not enter a Grace Period--and therefore will not terminate. We calculate the specified amount of premiums you must pay as follows: the sum of premiums paid within the 5-year period must equal or exceed (a) the sum of the Basic Monthly Premiums for each Certificate Month from the start of the period, including the current month; plus (b) any Partial Surrenders since the start of the period; plus (c) any increase in the Loan Account Value since the start of the period.

The 5-year No Lapse Coverage Provision is lost if (a) you have not paid the specified amount of premiums on any Monthly Deduction Day within the applicable 5-year period, and (b) the Surrender Value of your Certificate is less than the Monthly Deduction for that day. This means that the Certificate will enter the Grace Period. You must then make additional premium payments to prevent the termination of the Certificate. (See Grace Period.) While your Certificate is operating under the 5-year No Lapse Coverage Provision we keep track of the amount of all Monthly Deductions that we do not collect. When you pay Net Premiums at a later date we deduct these uncollected amounts from any Surrender Value created by your Net Premium payments.

Your Certificate's 5-year No Lapse Coverage Provision no longer operates at the end of the applicable 5-year period. At that time your Certificate may lapse unless you pay sufficient premiums to permit us to collect the full amount of previously uncollected Monthly Deductions, if any. (See Grace Period.)

DEATH BENEFIT OPTIONS

At the time of enrollment, you must choose between the two available Death Benefit Options.

Under OPTION 1, the Death Benefit will be the greater of: (a) the Specified Amount or (b) the applicable percentage of the Total Account Value. The applicable percentage is 250% through age 40 and decreases yearly to 100% at age
95. Option 1 generally provides a level Death Benefit.

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Under OPTION 2, the Death Benefit will be the greater of: (a) the Specified
Amount plus the Total Account Value or (b) the applicable percentage (described above) of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending upon the amount of premiums paid and the investment performance of the Fund(s) you choose.

We calculate the Death Benefit payable under either Option as of the date of death of the Insured. We reduce the Death Benefit by (a) the amount necessary to repay any Loan Account Value in full, with all accrued interest; (b) if the Certificate is within the Grace Period, the amount required to keep the Certificate in force through the date of death; and (c) the amount of any other Monthly Deductions that we were unable to collect. (See 5-year No Lapse Coverage Provision.)

TRANSFERS

You may transfer all or part of your Separate Account Value in any Variable Option to any other Variable Option or to the Fixed Account. You must make all transfers before the Certificate's Maturity Date. We reserve the right to
(a) charge an administrative fee of $25 for each transfer over 12 per year and
(b) limit the total number of Variable Options you may elect over the lifetime of the Certificate.

You may also request a transfer of a portion of the Fixed Account Value to one or more of the Variable Options. You must make this request within the 45-day period following a Certificate Anniversary. We allow this type of transfer only once within this 45-day period, and we must receive your request at the Home Office within the 45-day period. We effect the transfer at the end of the Valuation Period in which we receive your request at our Home Office. The amount of any such transfer cannot exceed the greater of 25% of the Fixed Account Value or $500.

TELEPHONE OR ELECTRONIC TRANSFERS

You may request a transfer of account values by Written Request (as set forth above), telephone or electronically, where available (for example, through the Internet). All transfers must comply with the terms of the Certificate.

We currently accept transfer instructions on each Valuation Date. Once we accept instructions, you may not rescind them. You may give new telephone or electronic instructions, however, on the following day. The Company will not execute a transfer if the transfer instructions are not in good order. The Company will notify you in this event.

We will use reasonable procedures, such as (a) requiring identifying information; (b) recording telephone or electronic instructions; and
(c) providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. You are responsible for the results of any telephone or electronic instructions that we reasonably believe to be genuine, even if losses result from errors in the communication of instructions. As a result of this procedure, the Owner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, we may be liable for losses that result from any unauthorized instructions.

TRANSFER LIMITATIONS

The Certificate is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on fund performance.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Owners. Such restrictions could include: (a) Not accepting transfer instructions from an agent acting on behalf of more than one Owner and (b) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Owner at a time.

                                                                              13
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We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Owners.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

Dollar Cost Averaging describes an automated system of investing the same amount of money at regular intervals over a period of time. Dollar Cost Averaging is based on the principle that acquiring Accumulation Units with the same amount of money at fixed intervals results in acquiring more units when prices are low and fewer units when prices are high.

You may establish a Dollar Cost Averaging program for either a 1, 2 or 3 year period. Under your program, you may make automated transfers of amounts on a monthly or quarterly basis. You may transfer amounts from the ING VP Money Market Portfolio Variable Option to any other Variable Option through a Written Request or other method acceptable to the Company. We do not permit Dollar Cost Averaging to or from the Fixed Account. You must have a minimum of $5,000 allocated to the ING VP Money Market Portfolio Variable Option in order to enroll in the Dollar Cost Averaging program. The minimum automated transfer amount is $50 per month. There is no additional charge for this program. You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. We include automated transfers when we determine the number of charge-free transfers that you can make. The Company reserves the right to suspend or modify automated transfer privileges at any time.


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Termination OR CHANGE IN COVERAGE

Your Certificate, and all coverage thereunder, may be terminated without your consent if any of the following occur. Your Certificate could be terminated even if your Certificate's 5-year No Lapse Coverage is still in effect and even if you have paid enough premiums to prevent your Certificate from lapsing.

(1) NYSUT may notify the Company that NYSUT wishes to terminate the group Policy. NYSUT Benefit Trust has agreed to provide each Insured with advance notice of Policy cancellation or discontinuance. NYSUT Benefit Trust must mail or deliver the notice to the Insured at the last known address of record at least 15 days before the effective date of the Policy cancellation or discontinuance. Prior to the termination date you could exercise your rights to make a Full Surrender or to convert your Certificate to paid-up fixed life insurance. (See Paid-Up Nonforfeiture Option.)

(2) We may terminate the group Policy, and your Certificate, if NYSUT Benefit Trust stops sending payroll deduction premiums to us. In this event, we could terminate the group Policy and your Certificate regardless of (a) whether you paid premiums for your Certificate by payroll deduction; (b) the amount of premium you paid; or (c) the available Surrender Value under your Certificate. Prior to any termination we would provide NYSUT Benefit Trust with an opportunity to cure the problem in accordance with the terms of the group Policy.

(3) We also will terminate your Certificate immediately when the Insured ceases to be within at least one of the categories of persons that is eligible for coverage under a Certificate. Those eligibility requirements are set forth above under Definitions--Insured. A non-Member Insured who (a) is eligible only as the spouse of an Insured Member and (b) loses eligibility may elect to become a Member within 31 days after loss of eligibility. In this event, we will continue the Certificate uninterrupted. We must receive notice of your election at the Home Office within the 31-day period. Otherwise, we will pay you the Certificate's Surrender Value that we calculate at the end of the last Valuation Period during which the Certificate was in force.

If your Certificate terminates for one of the above reasons, you have the option of converting your coverage to an individual policy. We make the conversion privilege available only within the 31-day period following (a) termination of the group Policy by NYSUT Benefit Trust or us or (b) termination of a Certificate upon the Insured's ineligibility for continued coverage. You may convert your Certificate to any substantially comparable flexible premium general account life insurance policy that we offer for these purposes under the terms of your Certificate. Term insurance is not available. We must receive notice of your conversion and the first premium under the conversion policy at the Home Office within the 31-day period.

Upon conversion you receive the same amount of insurance that you had under your Certificate. The terms of the conversion policy, however, may involve additional charges or may not be as attractive to you as those under the Certificate. We reserve the right to permit you to pay only the initial premium for the conversion policy at the time of conversion. If the initial premium for the conversion policy is less than the Surrender Value under the terminating Certificate, we will distribute to you the rest of the Surrender Value as of the Certificate's termination date. You may be required to pay income taxes with respect to a partial distribution in connection with a conversion or any other distribution of Surrender Value following termination of a Certificate. (See Tax Matters.)

The Company will notify the Owner of the right to convert. We will require no evidence of insurability.

                                                                              15
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If the Insured dies during the time allowed for conversion, we will pay as a
Death Benefit the amount that could have been converted. We pay the Death Benefit to the beneficiary designated by the Insured. If there is no designated beneficiary, we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

NYSUT Benefit Trust, by agreement with us, may make changes in your Certificate (and your coverage) without your consent. Your consent is required if a change results in a reduction in benefit or an increase in guaranteed charges.

We reserve the right at any time to cease issuing new Certificates to any class of Members or their relations.

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Certificate VALUES

TOTAL ACCOUNT VALUE

If you allocate amounts under a Certificate to a Variable Option of the Separate Account, we credit you with Accumulation Units of that Variable Option. The number of Accumulation Units we credit is determined by dividing (a) the amount you allocate by (b) the appropriate current Accumulation Unit Value. Each Variable Option has a unique Accumulation Unit Value. If you select a combination of Variable Options, we credit you with Accumulation Units for each Variable Option that you select.

We determine the Total Account Value of your Certificate as follows:

- for any Variable Option, we multiply the total number of Accumulation Units credited to the Certificate by the current Accumulation Unit Value for that Variable Option;

- for a combination of Variable Options, we total the resulting values; and

- we add any Fixed Account Value and any Loan Account Value.

The value of an Accumulation Unit varies based on the positive or negative investment performance of the related Fund and the charges we deduct. We do not increase or decrease the number of Accumulation Units credited to a Certificate based on any subsequent changes in the value of an Accumulation Unit. We increase the number of Accumulation Units you hold for a Variable Option when you allocate Net Premiums or other account value to that Variable Option. Similarly, we cancel Accumulation Units in a Variable Option when (a) you remove any account value from a Variable Option (such as upon transfer, Full or Partial Surrender, or Certificate Loan) or (b) we make a Monthly Deduction. The number of units we cancel is determined by dividing (a) the amount of account value removed by (b) the appropriate current Accumulation Unit Value.

The Fixed Account Value includes (a) all amounts allocated to the Fixed Account under a Certificate and (b) any interest credited thereon. We reduce the Fixed Account Value by amounts removed from the Fixed Account, such as upon a transfer, Full or Partial Surrender, Certificate Loan or Monthly Deduction.

We will advise you at least annually as to (a) the number of Accumulation Units then credited to your Certificate; (b) the current Accumulation Unit Values;
(c) the Separate Account Value; (d) the Fixed Account Value; and (e) the Total Account Value. (See Reports to Owners.)

ACCUMULATION UNIT VALUE

We determine the value of an Accumulation Unit for any Valuation Period by multiplying (a) the value of an Accumulation Unit for the immediately preceding Valuation Period by (b) the sum of 1 plus the net investment rate for the current period for the appropriate Variable Option.

The net investment rate equals (a) the value of the net assets of the Variable Option held in the Separate Account at the end of a Valuation Period (before any adjustment for amounts allocated to or removed from the Variable Option during the period); minus (b) the value of the net assets of the Variable Option held in the Separate Account at the beginning of that Valuation Period, adjusted by any taxes or provisions for taxes attributable to the operation of the Separate Account (with any federal tax liability offset by foreign tax credits to the extent allowed); divided by (c) the value of the Variable Option's Accumulation Units held in the Separate Account at the beginning of the Valuation Period; minus (d) the rate of any applicable daily charge for mortality and expense risk.

MATURITY VALUE

The Maturity Value of a Certificate is the Surrender Value on the Maturity Date. You may apply all or part of the Surrender Value to one or more of the Settlement Options. (See Certificate Settlement.)

                                                                              17
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Certificate RIGHTS

FULL SURRENDERS

By Written Request you may surrender your Certificate for its Surrender Value at any time before the Maturity Date. The Insured must be alive to surrender your Certificate. All insurance coverage under the Certificate ends on the date of the Full Surrender. The Surrender Value equals the Total Account Value on the date of surrender, less the Loan Account Value and less any unpaid accrued interest. We may require return of the Certificate for a Full Surrender.

We compute the Surrender Value as of the end of the Valuation Period in which we receive your Written Request for surrender.

PARTIAL SURRENDERS

By Written Request you may partially surrender your Certificate at any time
(a) after the first Certificate Year and (b) before the Maturity Date.

The minimum amount of any Partial Surrender is $500. We may also charge an administrative fee of $25 or, if less, 2% of the amount surrendered. We deduct any Partial Surrender and any related administration charge on a Pro-Rata Basis from each investment option in use under the Certificate.

If the Death Benefit Option for a Certificate is Option 1, your Partial Surrender reduces the Total Account Value, Death Benefit and Specified Amount of your Certificate. The Total Account Value and Specified Amount are each reduced by the amount of the surrender. We will not allow a Partial Surrender if the Specified Amount will be reduced below the minimum Specified Amount set forth in the Certificate Specifications. Your Partial Surrender may not reduce the Specified Amount, however, if the Death Benefit for the Certificate immediately prior to the surrender is determined based on the applicable percentage of the Total Account Value.

If your Specified Amount is reduced from above $250,000 to less than $250,000, your current Cost of Insurance rate may also increase. (See Cost of Insurance.) A Specified Amount reduction also reduces the required Basic Monthly Premium for the 5-year No Lapse Coverage. We determine the future premium required to maintain the 5-year No Lapse Coverage based on the new Specified Amount. We will deliver to you a supplemental Certificate Specifications page that states the amount of this future premium.

If the Death Benefit Option for a Certificate is Option 2, your Partial Surrender reduces both the Total Account Value and the Death Benefit, but not the Specified Amount. The Total Account Value and the Death Benefit are each reduced by the amount of the surrender.

PAID-UP NONFORFEITURE OPTION

By Written Request you may elect, at any time before the Maturity Date, to continue your Certificate as fixed (non-variable) paid-up life insurance.

We apply your Surrender Value as a Net Single Premium to determine the Specified Amount of the paid-up insurance. We base the cost of the paid-up insurance on the guaranteed maximum Cost of Insurance rates in the Certificate and an interest rate of 4% compounded annually. The Specified Amount of the paid-up insurance cannot exceed the Death Benefit under the Certificate as of the effective date of the paid-up insurance. Excess Surrender Value is distributed to you and is treated as a partial distribution for federal income tax purposes. (See Tax

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Matters.) The effective date of the paid-up coverage is the first Monthly
Deduction Day that occurs on or after our receipt of your Written Request.

We allow Full Surrenders and Certificate Loans, as described in this Prospectus, if you continue your Certificate in force as paid-up insurance. All supplemental rider benefits terminate and are not available with the paid-up coverage. The Surrender Value of the paid-up insurance is the Net Single Premium for that insurance on the date of surrender, less any outstanding loan balance. Partial Surrenders are not available.

Under this option, we pay proceeds upon death of the Insured or maturity that equal (a) the Specified Amount, less (b) any Certificate Loans and accrued unpaid interest under the paid-up insurance. See "Tax Matters" for a discussion of possible tax consequences resulting from your electing the paid-up nonforfeiture option.

GRACE PERIOD

If your Surrender Value is insufficient to allow a Monthly Deduction on the Monthly Deduction Day, we allow you 61 days of grace for payment of an amount sufficient to allow the Monthly Deduction.

If your Surrender Value is insufficient because of outstanding loans and you have paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount equal to the lesser of
(1) or (2) where:

(1) is the amount necessary to meet the loan-related conditions of the No Lapse Coverage provision; or

(2) is an amount sufficient to cover the Monthly Deduction(s) that would result in the Surrender Value being greater than zero.

If you have not paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount necessary to keep your Certificate in force for the current month plus two additional months.

If you do not make payment within the 61-day Grace Period, the Certificate will terminate without value at the end of the Grace Period. This termination is effective on the Monthly Deduction Day for the first unpaid Monthly Deduction.

We will mail written notice to your last address known to us at least 31 days before termination of a Certificate. We will also mail this notice to the last known address of any assignee of record.

During the days of grace, this Certificate stays in force. If the Insured's death occurs during the days of grace, we deduct from the Death Benefit the amount required to keep a Certificate in force.

REINSTATEMENT OF A LAPSED CERTIFICATE

You may reinstate a Certificate terminated after its Grace Period. Upon reinstatement, we calculate the Certificate Year as if there had never been a lapse in coverage. You must apply for reinstatement (a) within 5 years after the date of termination and (b) before the Maturity Date.

Also, we must receive (a) evidence of the Insured's current insurability that is satisfactory to us and (b) a premium payment that at least equals the following amount: the sum of (1) and (2), where (1) is any portion of the Loan Account Value plus accrued interest on the date of lapse exceeding the Total Account Value on the date of lapse and (2) is a premium payment sufficient to keep the Certificate in force for the current month plus 2 additional months.

If we reinstate your Certificate within a 5-year No Lapse Coverage period, all values, including the Loan Account Value, are reinstated as they were on the date of lapse.

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If we reinstate your Certificate after a 5-year No Lapse Coverage period has expired, the coverage would be reinstated on the Monthly Deduction Day following our approval. We first apply your payment to pay any positive excess of
(1) over (2), where (1) is the Loan Account Value plus accrued interest on the date of lapse and (2) is the Total Account Value on the date of lapse. We treat any remainder as a premium. The Total Account Value at reinstatement is the Net Premium paid, less the Monthly Deduction for that day. We do not reinstate any Loan Account Value.

We restart Monthly Deductions and investment performance on the Monthly Deduction Day on or first following our approval of the reinstatement. We pay the reinstated Death Benefit if the Insured dies prior to that date, but only if we have received (a) a reinstatement request and (b) all payments and information required for us to grant the request.

We must consent before we reinstate any supplemental benefit rider. If the Certificate lapsed within a 5-year No Lapse Coverage period and that period has not yet expired by the time of reinstatement, we will reinstate any Certificate Loan Value and consider as due any prior uncollected Monthly Deductions. (See 5-year No Lapse Coverage Provision.) We will also restore any portion of the No Lapse Coverage period that still remains by the time of reinstatement. In that case, you may put the No Lapse Coverage into effect for any time during such remaining period, provided you have paid at least the cumulative amount of all Basic Monthly Premiums required to date for this purpose. This cumulative amount includes any amount of unpaid Basic Monthly Premiums due for periods prior to the reinstatement.

A reinstatement may result in restarting the test used for determining whether the Certificate is a Modified Endowment Contract. (See Tax Matters.)

CERTIFICATE LOANS

We grant loans at any time (a) after the expiration of the Right of Certificate Examination and (b) before the Maturity Date. The amount of the loan may not be more than the Loan Value. The Loan Value is 90% of the Total Account Value, unless state law otherwise requires. We transfer the amount of the loan out of the Fixed Account and any Variable Options on a Pro-Rata Basis and hold the amount of the loan as part of the Loan Account Value. We effect loans and loan repayments as of the end of the Valuation Period in which we receive the Written Request for the loan or the repayment.

You may repay the loan in full or in part at any time prior to the Maturity Date, as long as the Certificate is in force and the Insured is alive. The amount necessary to repay all loans in full is the Loan Account Value plus any accrued interest. Unless you specifically instruct us otherwise, we consider additional premiums received as loan repayments. Subject to state regulatory approval, unless you specifically instruct us otherwise, we will allocate loan repayments received to the Fixed Account and the Separate Account according to the premium allocation currently in effect. The full Surrender Value under this Certificate equals (a) the Total Account Value on the date of surrender,
(b) less the Loan Account Value plus any accrued interest. If you do not repay a loan prior to the Maturity Date, the amount payable at the Maturity Date equals
(a) the Total Account Value on the Maturity Date, (b) less the Loan Account Value on the Maturity Date plus any accrued interest.

Subject to state regulatory approval, interest earned on the Loan Account Value will be credited to the Fixed Account Value and the Separate Account Value according to the premium payment allocation currently in effect. The amount of interest you earn on the Loan Account Value and the amount of interest we charge on a loan depends on whether the loan is considered preferred. Beginning in the 11th Certificate Year and on each Certificate Anniversary thereafter, that portion of the Loan Value attributable to the Separate Account Value will be considered preferred (Preferred Loans). All other loans will be considered non-preferred (non-Preferred Loans).

Preferred Loans earn interest at a rate of 4% and are charged interest at a rate of 4%. In other words, the interest rate credited equals the interest rate charged.

Non-Preferred Loans earn interest at a rate of no less than 6% and are currently charged interest at a rate of 8%.

We may credit interest in excess of these rates, in our sole discretion.

Accordingly, since we credit the Loan Account Value with interest rather than with the investment experience of the Funds, a loan may permanently affect the amount of your Death Benefit and the Certificate's Surrender Value, even if you repay the loan.

Loan interest is due and payable on (a) each Certificate Anniversary; (b) the date the Certificate ends; or (c) upon full repayment of the Loan Account Value. We add any interest not paid when due to the Loan Account Value on the Certificate Anniversary. Any amount of unpaid interest bears interest on the same terms. For a discussion of the federal income tax consequences of Certificate Loans, see Tax Matters.

Certificate CHANGES

You may make certain changes to your Certificate, as described below, by submitting a Written Request. We will send you supplemental Certificate Specifications once the change is completed. If you decrease a Specified Amount larger than $250,000 to less than $250,000 (or vice-versa), you can cause an increase (or decrease) in your current Cost of Insurance rate. (See Monthly Deduction.)

INCREASE IN SPECIFIED AMOUNT

We allow increases in Specified Amounts at any time while a Certificate is in force. We may require you to provide satisfactory evidence of insurability. Your Surrender Value immediately after an increase must be at least 3 times the sum of (a) the most recent Monthly Deduction from the Total Account Value and
(b) the Specified Amount of the increase multiplied by the applicable Cost of Insurance rate divided by 1000. You must request Specified Amount increases in multiples of $1,000. We show any maximum limit on your Specified Amount in the Certificate Specifications.

We also show the Issue Date for any increase in the supplemental Certificate Specifications. We restart the 5-year period of the No Lapse Coverage provision applicable to the increase on the Issue Date of the increase. We determine the Basic Monthly Premium after the increase based on the Insured's Attained Age and new Specified Amount.

For possible tax consequences of an increase in Specified Amount, see Tax
Matters.

DECREASE IN SPECIFIED AMOUNT

You may decrease the Specified Amount of a Certificate after the first Certificate Year. We do not allow a decrease in the Specified Amount if
(a) your Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes.

The Issue Date of the decrease is the Monthly Deduction Day on or next following the date on which we receive your Written Request. The decrease reduces any past increases in the reverse order in which the increases occurred. (We follow this same order for decreases in Specified Amount resulting from changes in Death Benefit Option or a Partial Surrender.) If the 5-year No Lapse Coverage provision is still applicable, we adjust the Basic Monthly Premium for that purpose based on the reduced Specified Amount.

A Specified Amount decrease can cause a Certificate to be taxed as a Modified Endowment Contract. For a discussion of tax considerations in connection with Specified Amount decreases, see Tax Matters.

CHANGE IN DEATH BENEFIT OPTION

We allow changes from Option 1 to Option 2 at any time while a Certificate is in force. We reduce the Specified Amount to equal the Specified Amount less the Total Account Value at the time of the change. We also allow changes from Option 2 to Option 1 at any time while a Certificate is in force. We increase the Specified Amount to equal the Specified Amount plus the Total Account Value as of the date of the change. If the Death Benefit at the time of the change is determined based on the applicable percentage of the Total Account Value, we may calculate the new Specified Amount differently from the foregoing description.

We do not allow a change in the Death Benefit Option if (a) the Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes. Also, we may require evidence of insurability. We effect the change on the

Monthly Deduction Day on or next following the date on which we receive your Written Request. In cases where we require evidence of insurability, we must also approve the increase.

Following any change in Death Benefit Option, we will adjust the Basic Monthly Premium so that it will be based on the new Specified Amount. A change in Death Benefit Option may restart the test for determining whether a Certificate is a Modified Endowment Contract for federal income tax purposes. (See Tax Matters.)

RIGHT OF CERTIFICATE EXAMINATION

Your Certificate includes a 10-day free look period. If for any reason you are dissatisfied with your Certificate, you may return it to us or to our representative within 10 days of receipt for a refund. If you return your Certificate, we will deem it void from its beginning. We will refund to you an amount equal to (a) the premiums paid or (b) where permitted by state law, the premiums paid, adjusted for any positive or negative investment performance in the Variable Options you selected (but not deducting any charges made under the Certificate).

SUPPLEMENTAL BENEFITS

The supplemental benefits currently available as riders to a Certificate are listed below. Your sales representative can provide you with additional information about these riders. The riders contain other terms and conditions.

- DISABILITY BENEFIT RIDER--provides for a credit of the benefit amount described in the rider if the covered Insured is totally disabled. As a general matter, you may not increase the Specified Amount of your Certificate while we are providing benefits under this rider.

- ACCELERATED DEATH BENEFIT RIDER--provides for the advance payment to you of a portion of the Specified Amount if the Insured provides requisite evidence that the Insured has less than one year to live. There is no charge for this rider.

- ACCIDENTAL DEATH BENEFIT RIDER--provides for the payment of up to $200,000 to provide a double Death Benefit if the Insured dies as a result of an accident as defined in the rider.

- CHILD INSURANCE RIDER--provides for non-participating term life insurance on the child(ren) of the Insured.

We may make other riders for supplemental benefits available under the Certificate from time to time. We will set forth the charges for such riders in your Certificate Specifications. You may add or cancel supplemental benefit riders at any time, pursuant to our procedures then in effect. Any change you make in supplemental benefits may cause us to revise the amount of the Basic Monthly Premium. If so, we will provide you with supplemental Certificate Specifications that set forth the new amount. A change in supplemental benefit rider coverage may also have tax consequences. (See Tax Matters.)

Certificate SETTLEMENT

The Company generally pays proceeds in a lump sum upon (a) the death of the Insured; (b) a Full Surrender; or (c) maturity. You may elect one or more of the Settlement Options discussed below. We may agree to other Settlement Options at our discretion.

You may make a Written Request to elect, change or revoke a Settlement Option before payments begin under any Settlement Option. We give effect to your request upon its receipt at our Home Office. If you have not elected a Settlement Option when your proceeds become payable, your payee may make the election. We must consent to the election of any Settlement Option if the Certificate has been assigned. We pay any excess Death Benefit due as elected. The payee is entitled to exercise any rights and privileges that are permitted under a Settlement Option.

You may not elect a fixed or variable Settlement Option that results in (a) a first payment of less than $50 or (b) total yearly payments of less than $250. You must elect a lump-sum payment if your selected payment option fails to meet these minimum requirements. We may refuse to permit a Settlement Option if
(a) the payee is not a natural person or (b) the Annuitant's age (plus the number of years for which any payments under the annuity option chosen) exceeds 95 years.

The several Settlement Options may differ in their tax consequences.

SETTLEMENT OPTIONS

The Settlement Options listed below are available under the Certificates. Options 1, 2 and 3 are available on either a fixed payment or a variable payment basis. We determine the amount of the first payment under Options 1, 2 and 3 (whether on a fixed or variable basis) based on the option chosen, using the annuity rates specified in the Certificate. This rate is the same regardless of whether an Annuitant is male or female.

For a fixed Settlement Option, the amount of the first and each subsequent payment is the same. We base that amount on an interest rate of at least 3%.

Our then current settlement option rate could provide higher payments on a comparable fixed premium annuity at the time payments commence. If so, we use the higher rate for fixed Settlement Options under a Certificate.

For a variable Settlement Option, we determine the first payment using an assumed interest rate of 3.5% or 5%, as specified by you or the payee. Subsequent payments then vary based on Fund performance, as discussed below under Calculation of Variable Payment Settlement Option Values. If you elect 5%, the initial payment is higher, but subsequent payments increase less with favorable Fund performance (and decrease more with unfavorable Fund performance) than if 3.5% is elected.

Once payments begin you cannot make withdrawals from or changes to Settlement Options 1, 2 and 3, except to the extent noted below for Option 1.

OPTION 1 -- We provide payments for a stated number of years, but no more than
30. You must select a payment period of at least 5 years. If variable payments are selected, you may withdraw the present value of all or a portion of the remaining payments at any time.

OPTION 2 -- We provide payments for the lifetime of the Annuitant. If you chose, we also will guarantee payments for a number of years from 5 to 30, or provide a "cash refund" upon the Annuitant's death. The cash refund election is available only if you allocate the entire amount on a fixed basis. The amount of the cash refund is (a) the amount applied to the option at the time of settlement less
(b) the total amount of payments received under the option prior to the Annuitant's death.

OPTION 3 -- Life Income Based Upon the Lives of Two Annuitants--We provide payments during the joint lifetimes of two Annuitants. We continue payments until both Annuitants have died. When you select this option, you must choose from among the following payment methods: (a) 100%, 66 2/3% or 50% of the payment to continue after the first death; (b) payments for a minimum of 5 to 30 years, with 100% of the payment to continue after the first death; (c) 100% of the payment to continue to the surviving Annuitant if the survivor is the original payee and 50% of the payment to continue to the survivor if the surviving Annuitant is the second payee; or (d) 100% of the payment to continue after the first death, with a "cash refund" feature comparable to that described for Option 2 above.

OPTION 4 -- We provide payment of interest on the sum left with us at 3%, or such higher rate as we may, in our sole discretion, declare. After commencement of this option, the payee may make a Written Request to receive all or a portion of the amount held under this option as a lump sum or have it applied to one or more of the other available Settlement Options.

Upon the death of the Annuitant(s) (or the payee under Option 4), we will pay
(a) the current value of the Funds held under Option 4 and (b) the present value of any remaining guaranteed payments under the other Options. We continue paying any remaining guaranteed payments to the beneficiary unless the beneficiary elects to receive the present value of any remaining guaranteed payments in a lump sum. If the beneficiary subsequently dies, we will pay the present value of any remaining guaranteed payments in one sum to the beneficiary's estate.

You may elect to receive monthly payments as described above, or elect to receive quarterly, semi-annual or annual payments instead.

CALCULATION OF VARIABLE PAYMENT SETTLEMENT OPTION VALUES

Variable Settlement Options are supported by the available Funds of the Company's Variable Annuity Account B (Account B). Account B is a separate account very similar to the Separate Account, except that Account B supports variable annuity benefits, rather than variable life insurance benefits. We reserve the right to permit a maximum of only four Funds to be used at any one time for a Settlement Option. We will provide an Account B prospectus in connection with selection of a Settlement Option. That prospectus describes the available Funds, the costs and expenses of the Funds and the charges imposed on Account B. Account B may differ from the Separate Account in terms of the
(a) Funds available for selection and (b) charges imposed. Accordingly, you should review the Account B prospectus, as well as the prospectuses for Account B's underlying Funds, prior to selecting any variable payment Settlement Option.

We determine the amount of each variable annuity payment after the first payment by a formula described in the Certificates. This formula is generally used by actuaries for making these types of calculations. Speaking generally, the formula works as follows: if the total return of the Fund for any month, less a mortality and expense risk deduction currently equivalent to an annual rate of 1.25%, exceeds the Settlement Option's assumed interest rate (3.5% or 5%, as discussed above), the next variable payment will be larger than the previous one. On the other hand, if the Fund's total return for any month, as adjusted for the mortality and expense risk deduction, is less than the assumed interest rate, the next variable payment will be smaller than the previous one. The amount of any increase or decrease in variable annuity payments does not bear a direct relationship to the Fund's total returns. We expect to make a profit on the mortality and expense risk deduction. You may make transfers among Funds under our administrative procedures in effect at the time. Currently, we limit the number of transfers to four per Calendar Year, but we can change this limit in the future.

The COMPANY AND MANAGEMENT

ING Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.

The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for ING Partners, Inc. In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Life Account B and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).


The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the Certificates and also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B, C and G and Variable Annuity Account I (a separate account of ING Insurance Company of America registered as a unit investment trust). IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The following is a list of current directors and principal officers of the Company, their positions with the Company and their business experience during the past five years.


NAME AND ADDRESS  POSITION WITH COMPANY  BUSINESS EXPERIENCE DURING PAST 5 YEARS
----------------  ---------------------  ---------------------------------------
Wayne R. Huneke*  Director and Chief     Has held several directorships and
                  Financial Officer      various executive officer positions with
                                         various affiliated companies within the
                                         ING organization, including positions as
                                         Director, Chief Financial Officer,
                                         President, Senior Executive Vice
                                         President, Senior Vice President, Vice
                                         President, and Treasurer.
P. Randall        Director               Has held several directorships and
  Lowery*                                various executive officer positions with
                                         various affiliated companies within the
                                         ING organization, including positions as
                                         Director, Executive Vice President,
                                         Senior Vice President, and General
                                         Manager and Chief Actuary.
Thomas J.         Director and           Has held several directorships and
  McInerney**     President and Chief    various executive officer positions with
                  Executive Officer      various affiliated companies within the
                                         ING organization, including positions as
                                         Director, President, and Chief Executive
                                         Officer.
Robert C.         Director               Has held several directorships and
  Salipante***                           various executive officer positions with
                                         various affiliated companies within the
                                         ING organization, including positions as
                                         Director, Chairman, Vice Chairman, Chief
                                         Executive Officer, Chief Operating
                                         Officer, President, and Senior Vice
                                         President.
Mark A. Tullis*   Director               Has held several directorships and
                                         various executive officer positions with
                                         various affiliated companies within the
                                         ING organization since 1999, including
                                         positions as Director, President,
                                         Treasurer, and General Manager and Chief
                                         of Staff. Executive Vice President of
                                         Primerica from 1994 to 1999.
David S.          Vice President and     Has held several executive officer
  Pendergrass*    Treasurer              positions with various affiliated
                                         companies within the ING organization,
                                         including positions as Vice President
                                         and Treasurer.
David Wheat*      Chief Accounting       Chief Accounting Officer of various
                  Officer                affiliated companies within the ING
                                         organization since 2001. Partner of
                                         Ernst & Young LLP from 1993 to 2001 and
                                         Office Managing Partner of Ernst & Young
                                         LLP from 1995-1999.

NAME AND ADDRESS  POSITION WITH COMPANY  BUSINESS EXPERIENCE DURING PAST 5 YEARS
----------------  ---------------------  ---------------------------------------
Paula             Secretary              Has held various officer positions with
  Cludray-Engelke***                     various affiliated companies within the
                                         ING organization, including positions as
                                         Secretary, Assistant Secretary, Director
                                         of Individual Compliance, Director of
                                         Contracts Compliance and Special
                                         Benefits.

Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.

  * The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.
 ** The address of this Director and Officer is 151 Farmington Avenue, Hartford, Connecticut. This individual may also be a director and/or an officer of other affiliates of the Company.
*** The address of these Directors and Officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401. These individuals may also be directors and/or officers of other affiliates of the Company.

Additional INFORMATION

REPORTS TO OWNERS

The Company maintains all records relating to the Separate Account and the Certificates. At least once in each Certificate Year, the Company will send you a report containing the Certificate Values (see Total Account Value) as of the most recent Certificate Anniversary. If you allocate any portion of your Total Account Value to the Separate Account, we will send you those additional periodic reports that the SEC requires us to send to you. (See Right to Instruct Voting of Fund Shares.)

RIGHT TO INSTRUCT VOTING OF FUND SHARES

You are entitled to instruct us how to vote Fund shares held in the Variable Options of the Separate Account and attributable to your Certificate at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes you are entitled to direct with respect to a particular Fund is equal to (a) your Total Account Value invested in that Fund divided by (b) $100. Fractional votes will be recognized. The Separate Account will vote all shares of each Fund that it holds of record in the same proportion as those shares for which we have received instructions from Owners participating in that Fund through the Separate Account.

If you are entitled to give us voting instructions, we will send you proxy material and a form for providing such instructions. In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and detail the reasons in our next report to Certificate Owners.

We reserve the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

STATE REGULATION

The Company, in its sole discretion, selects the states where it will offer the Certificates for sale. One or more eligible purchasers must reside in a selected state. The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. The Company is also subject to the insurance laws and regulations of all other jurisdictions where it is authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of those jurisdictions for the purposes of determining solvency and compliance with local insurance laws and regulations.

SEPARATE ACCOUNT TRANSFER

We created Variable Life Account C in 1999 under Connecticut Law. Prior to
May 1, 2000, amounts invested in the Variable Options were supported by our Variable Life Account B, which was created in 1986 under Connecticut law. Amounts transferred as a result of this change in separate accounts were fully credited with time spent in Variable Life Account B for all purposes under the Certificates, including the calculation of fees and charges, and the transfer was accomplished at net asset value.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the Separate Account as a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

THE REGISTRATION STATEMENT

We filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the offering described in this Prospectus. Consistent with SEC rules and regulations, we did not include in this Prospectus all of the information set forth in the Registration Statement. You may obtain information omitted from the Prospectus at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

DISTRIBUTION OF THE CERTIFICATES

In addition to serving as the principal underwriter for the Certificate, as defined by the federal securities laws, IFA distributes the Certificates. All persons offering or selling the Certificates will be (a) registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA and (b) licensed as insurance agents to sell variable life insurance.


Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

    - Aeltus Capital, Inc.

    - BancWest Investment Services, Inc.

    - Baring Investment Services, Inc.

    - Compulife Investor Services, Inc.

    - Directed Services, Inc.

    - Financial Network Investment Corporation

    - Financial Northeastern Securities, Inc.

    - Granite Investment Services, Inc.

    - Guaranty Brokerage Services, Inc.

    - IFG Network Securities, Inc.

    - ING Barings Corp.

    - ING Direct Funds Limited

    - ING DIRECT Securities, Inc.

    - ING Financial Advisers, LLC

    - ING Funds Distributor, Inc.

    - ING Furman Selz Financial Services LLC

    - ING TT&S (U.S.) Securities, Inc.

    - Locust Street Securities, Inc.

    - Multi-Financial Securities Corporation

    - PrimeVest Financial Services, Inc.

    - Systematized Benefits Administrators, Inc.

    - United Variable Services, Inc.

    - VESTAX Securities Corporation

    - Washington Square Securities, Inc.


The Company and NYSUT Benefit Trust entered into an agreement that calls
(a) for NYSUT Benefit Trust to exclusively endorse the Certificate to Members for supplemental group variable universal life insurance and (b) for NYSUT Benefit Trust to perform administrative services. The administrative services NYSUT Benefit Trust performs includes making available NYSUT Benefit Trust payroll slots to facilitate premium remittances to the Company. Under the agreement, the Company paid NYSUT Benefit Trust $65,000 in 2001 and will pay NYSUT Benefit Trust $65,000 in 2002. NYSUT Benefit Trust indicated to the Company that it intends to use these amounts to support the programs it sponsors.


Salespersons selling Certificates may earn salaries or commissions. The maximum sales commission paid for Certificate distribution is 25% of the first year premium up to 12 Basic Monthly Premiums. For an increase in Specified Amount, the maximum sales commission is 25% of 12 times the amount of Basic Monthly Premium attributable to the increase. The maximum sales commission on all other premiums is 2% through the 15th Certificate year, or the 15th year following a Specified Amount increase. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars.

INDEPENDENT AUDITORS

Ernst & Young LLP, 2300 National City Center, 110 West Berry Street, Ft. Wayne, Indiana 46802 were the independent auditors for Variable Life Account B for the years ended December 31, 1999, 2000 and 2001. KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 were the independent auditors for Variable Life Account C and the Company for the year ended December 31, 2000. Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the Variable Account C and the Company for the year ended December 31, 2001. The independent auditors provide services to Variable Life Accounts B and C that include primarily the audit of Variable Life
Account B's and Variable Life Account C's financial statements and the review of filings made with the SEC.

Tax MATTERS

The following discussion reflects our understanding of current federal income tax laws. You should keep the following in mind when reading it:

- your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the Certificate;

- tax laws change. It is possible that a change in the future could affect Certificates issued in the past;

- this section addresses federal income tax rules and does not discuss federal estate, gift and generation-skipping tax implications, state and local taxes or any other tax provisions; and

- we do not make any guarantee about the tax treatment of the Certificate or any transaction involving the Certificate.

These laws are complex, and tax results may vary among individuals. This discussion is general in nature, and you should not consider it as tax advice. You should seek competent tax advice if you are considering the purchase of a Certificate or exercising elections under a Certificate. Please note that your taxable income is not reduced by premium payments you pay by payroll deduction.

FEDERAL TAX STATUS OF THE COMPANY

The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). The Separate Account is not a separate entity from the Company. Therefore, the Separate Account is not taxed separately as a "regulated investment company," but is taxed as part of the Company. Investment income and realized capital gains attributable to the Separate Account are automatically applied to increase reserves under the Certificate. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Certificates. In addition, any foreign tax credits attributable to the Separate Account will first be used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Separate Account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed in income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all of the Certificates) to set aside provisions to pay such taxes.

GENERAL RULES

As long as your Certificate remains in force during the insured person's lifetime, as a non-modified endowment contract, a Certificate loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest you pay on the loan generally is considered "personal interest" and will not be tax deductible.

After the first 15 Certificate years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Certificate. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Certificate that were not taxable.) During the first 15 Certificate years, the proceeds from a partial surrender, under limited circumstances, could be subject to federal income tax, under a complex formula, to the extent that your Total Account Value exceeds your basis in your Certificate. This result may occur even if the total amount of distributions from the Certificate to that date does not exceed total premiums paid to that date.

On the Maturity Date or upon Full Surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Certificate loan) over your basis in the Certificate, will be subject to federal income tax. In addition, if a Certificate terminates after a Grace Period while there is a policy loan outstanding, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.

LIFE INSURANCE QUALIFICATION

A Certificate is treated as "life insurance" for federal income tax purposes if
(a) it meets the definition of life insurance under Section 7702 of the Code and
(b) the investments of the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Certificates will meet these requirements and that:

- the Death Benefit that the beneficiary receives under your Certificate or riders to your Certificate will not be subject to federal income tax; and

- increases in your Certificate's Total Account Value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Certificate, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Certificate can be affected by whether your Certificate is a Modified Endowment Contract (discussed below). In all cases, however, the character of all income that we describe below as taxable to the payee will be ordinary income (as opposed to capital gain).

Among other things, Section 7702 places limits on the amount of premium payments that you may make under a Certificate. For that reason, we will accept only that portion of any premium payment that will not exceed those limits. We will return to you, or apply as you and we otherwise agree, any portion of the premium payment that exceeds the then-applicable limitations.

We intend to comply with Sections 7702 and 817(h) (concerning diversification standards, discussed below) of the Code. For that reason, we reserve the right to make any changes to the Certificate or group Policy that we believe are necessary to ensure compliance. We will apply any changes uniformly to affected Owners and make changes only after giving you advance written notice. In some cases, we may need to distribute to you amounts from your Certificate to assure that it continues to qualify and be taxed as life insurance. Any amounts we distribute to you may be includible in your taxable income.

MODIFIED ENDOWMENT CONTRACTS

A Certificate will be a Modified Endowment Contract if it fails the "7-pay test." A Certificate fails the 7-pay test if, at any time in the first seven Certificate Years, the amount paid into the Certificate exceeds the amount that would have been paid had the Certificate been designed to become paid up after payment of seven equal annual premiums. A new 7-pay test begins at any time a material change takes effect. A material change, for example, may include a change in Death Benefit Option, the selection of additional rider benefits, an increase in your Certificate's Specified Amount of coverage and certain other changes.

In the event of a reduction in future benefits during the first seven Certificate Years (or within the first seven Certificate Years after a material change), we recalculate the 7-pay test retroactively based on the reduced level of benefits. (For example, a reduction in future benefits could result if you request a decrease in Specified Amount, Partial Surrender or termination of additional benefits under a Rider.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Certificate will be a Modified Endowment Contract.

A Certificate received in exchange for a Modified Endowment Contract will also be a Modified Endowment Contract.

If the Certificate is a Modified Endowment Contract, the proceeds of any Partial Surrender, Certificate Loans, assignments, pledges or other distributions from the Certificate will be currently includible in the Certificate Owner's income to the extent that the Certificate's Total Account Value immediately before payment exceeds total premiums paid (increased by the amount of previously taxed Certificate Loans and reduced by untaxed amounts previously distributed from the Certificate). All Modified Endowment Contracts that you purchase from the Company (and its affiliates) during the same calendar year, will be aggregated for purposes of determining the taxable portion of distributions from the Certificate.

Distributions during any Certificate year in which a Certificate becomes a Modified Endowment Contract and any subsequent Certificate Year will be taxed as described above. In addition, distributions from a Certificate within two years before it becomes a Modified Endowment Contract may also be subject to tax in this manner. Thus, a distribution made from a Certificate that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Death Benefits payable under the Certificates, including accelerated Death Benefits, will generally be excludable from the gross income of the beneficiary. However, there are some exceptions to this general rule and a tax adviser should be consulted.

If the Certificate is a Modified Endowment Contract, a penalty will apply to the taxable portion of most distributions, unless the Owner has reached the age of 59 1/2. The penalty tax does not, however, apply to any full or partial distributions that are made while the Owner is disabled (within the meaning of the Code) or that are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary (i.e., an Annuity).

If you pay premiums in excess of the Planned Premium, or increase your Planned Premium too much, you may cause the Certificate to be classified as a Modified Endowment Contract for federal income tax purposes. In that case, we will notify you to determine if you wish to avoid Modified Endowment Contract status. If you do not wish the Certificate to be classified as a Modified Endowment Contract, we will refund the excess Planned Premium.

If the excess Planned Premium has not been invested in the Certificate, it will be refunded without interest. If the excess Planned Premium has been invested in the Certificate, we have 60 days from the end of the Certificate Year to return the excess Planned Premium amount with interest.

If you elect not to request a refund of the excess Planned Premium, your Certificate will be classified as a Modified Endowment Contract.

DIVERSIFICATION STANDARDS

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Certificate must be "adequately diversified" in accordance with Treasury regulations. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Certificate as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on all income previously credited to the Certificate and for subsequent periods. The Separate Account, through the Funds, intends to comply with these requirements.

INVESTOR CONTROL

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts.

The Company reserves the right to modify the Certificate as necessary to attempt to prevent a holder from being considered the federal tax owner of a pro rata share of the assets of the Separate Account.

WITHHOLDING

Generally, we are required to withhold income tax from any portion of a distribution we make to you that is includible in your income. However, we will not be required to withhold income tax if you provide us with a written election request before we make the distribution. If you request that we not withhold tax from the distribution or if enough tax is not withheld, you may have to pay these taxes later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.

OTHER TAX CONSIDERATIONS

Changes you make to your Certificate (for example, a decrease in benefits) may have other effects on your Certificate. Such effects may include limiting the amount of premiums that you can pay under your Certificate, as well as the amount of Total Account Value that you may maintain under your Certificate.


Finally, the U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

Miscellaneous CERTIFICATE PROVISIONS

THE CERTIFICATES

We consider your variable life insurance contract to consist of the following documents: (a) the Certificate you receive; (b) the related group Policy owned by NYSUT Benefit Trust; (c) the application form you completed to purchase your Certificate; (d) any applications for any changes we approve; and (e) any riders. Copies of all applications are attached to and made a part of the Certificate. Only the Company's President, Executive Vice President or the Corporate Secretary may agree with you to a change in the Certificate or the Policy. Any change in the Certificate or the Policy must be in writing.

PAYMENT AND DEFERRAL OF BENEFITS

We pay all benefits at our Home Office. We may require you to submit your Certificate to our Home Office before we grant Certificate Loans, make changes or pay benefits.

We ordinarily make payments of any Separate Account Value within 7 days after our receipt of your Written Request. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (a) when the New York Stock Exchange is closed (except holidays or weekends); (b) when trading on the Exchange is restricted; (c) when the SEC determines an emergency exists so that it is not reasonably practicable for the Fund to dispose of the securities it holds or to determine the value of the Funds' net assets. In these instances, we also may defer payment from the Separate Account of Full Surrender and Partial Surrender Values, any Death Benefit in excess of the current Specified Amount and any portion of the Loan Value.

We may defer payment of any Fixed Account Value for up to 6 months, except when used to pay amounts due us. We may also delay payment of the Death Benefit if the Certificate is being contested.

SUICIDE AND INCONTESTABILITY

In most states, we pay only a limited benefit if the Insured dies by suicide within 2 years from the Issue Date of a Certificate. Generally, this benefit consists of a refund of premiums paid, subject to any positive or negative adjustment to reflect investment performance in the Separate Account. In most states, if the Insured dies by suicide within 2 years from the Issue Date of any increase in coverage, we pay as to that increase only the amount of prior Monthly Deductions that were attributable to that increase.

In most states, we will not contest any coverage under a Certificate after it has been in force for 2 years from its Issue Date, because of statements made in the initial application form or any subsequent application. However, if the Age of the Insured is misstated, regardless how long the coverage has been in effect, we will adjust the amount of the Death Benefit to reflect the coverage that would have been purchased by the most recent pre-Maturity Date Monthly Deduction at the correct Age.

PROTECTION OF PROCEEDS

To the extent provided by law, the proceeds of the Certificate are not subject to (a) claims by a beneficiary's creditors or (b) any legal process against any beneficiary.

NONPARTICIPATION

The Certificate is not entitled to share in the divisible surplus of the Company. We will pay no dividends to you.

CHANGES IN OWNER AND BENEFICIARY; ASSIGNMENT

Unless otherwise stated in the Certificate, you may change the Owner and/or the beneficiary or beneficiaries, or both, at any time while the Certificate is in force. You must make a request for these types of changes by Written Request. After we agree to the change in writing, the change takes effect as of the date on which your Written Request was signed. On the Insured's death, we pay Death Benefit proceeds to each named beneficiary as specified in your then effective beneficiary designation. We pay all proceeds to the Owner or the Owner's estate if no named beneficiary is living at the date of the Insured's death. If there is no designated beneficiary, as required by state law we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

You may assign a Certificate. We will not consider an assignment of a Certificate binding on us unless the assignment is made in writing and received by us at our Home Office. We use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our procedures, we would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the beneficiary are subject to the rights of any assignee of record.

Assignment or change of Owner can have adverse tax consequences. (See Tax Matters.)

PERFORMANCE REPORTING AND ADVERTISING

From time to time, the Company may advertise different types of historical performance for the Variable Options of the Separate Account available under the Certificates. We may also distribute sales literature that compares (a) to (b) or to (c), where: (a) is the percentage change in Accumulation Unit Values for any of the Variable Options; (b) is established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average; and
(c) is the percentage change in values of other mutual funds that have investment objectives similar to the Variable Option being compared.

ILLUSTRATIONS OF DEATH BENEFIT AND TOTAL ACCOUNT VALUES

The following pages provide a hypothetical illustration of how the Option 1 Death Benefit and Total Account Values can change over time for a Certificate. This hypothetical illustration is based on a Certificate issued to an Age 45, preferred risk, non-smoker Insured. The second column in each table shows the accumulated values of the premiums paid at an annual interest rate of 5%. The remaining columns show the hypothetical Death Benefits,

Total Account Values and Surrender Values assuming that the investment return on the assets held in each Fund is a uniform gross annual rate of either 0%, 6% and 12%. Additional assumptions are listed on each illustration.

We provide two pages of values. The first page illustrates the assumption that the maximum rates for all charges under the Certificate, including the guaranteed maximum Cost of Insurance rates, are charged in all years. The maximum allowable charges under the Certificate include (a) 1.25% for years 1-10, and 0.40% for the 11th year and after, for mortality and expense risk in all Certificate Years and (b) 10% of each premium as the maximum premium load, and (c) $19 a month during the first Certificate Year and $11 a month thereafter for the maximum Certificate Fee.

The second page illustrates the assumption that the current rates for all charges, including the scale of Cost of Insurance rates for a $250,000 Specified Amount, are charged in all years. Current Cost of Insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. The current charges imposed under the Certificates include (a) 0.85% for mortality and expense risk in Certificate Years 1 through 10 only, and as is currently planned, 0% thereafter, (b) 8% of each premium as the current premium load and
(c) $14 a month during the first Certificate Year and $6 a month thereafter as the current Certificate Fee. We expect to review our current Cost of Insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT group Certificate.

The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment return. You may experience actual investment returns and charges that are higher or lower than those illustrated.

The annual charge for Fund expenses reflected in both sets of illustrations is 0.68%. This figure assumes that Total Account Values have been allocated equally among all Funds and represent a fixed, unweighted average of the investment advisory fees charged to each of the Funds as of December 31, 2001 (assuming that any applicable fee waivers or reimbursements would apply during all periods shown) and other operating expenses (assuming that any applicable fee waivers or reimbursements would apply during all periods shown) for the year then ended.


After deduction of charges, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.53%, 4.47% and 10.47%, respectively, during the first 10 Certificate Years and -0.68%, 5.32% and 11.32%, respectively, thereafter on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.93%, 4.07% and 10.07% during the first 10 years and -1.08%, 4.92% and 10.92% during the 11th year and after, respectively.

The Death Benefit and Total Account Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Certificate Years. The illustrations also assume payment of premiums as indicated, no Certificate Loans, no increases or decreases in Specified Amount, no Death Benefit Option changes, no Partial Surrenders and no supplemental rider benefits.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, we may make such charges in the future. In that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit and Total Account Values shown.

Upon request, we will provide a comparable personalized illustration based upon the Age and underwriting classification of the proposed Insured, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. We may charge a fee of $25 for each illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                         $1,548.48 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $250,000
                   DEATH BENEFIT OPTION 1 (GUARANTEED VALUES)

              PREMIUMS              DEATH BENEFIT
             ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE              SURRENDER VALUE
                 AT                  RETURNS OF              ANNUAL INVESTMENT RETURNS OF   ANNUAL INVESTMENT RETURNS OF
CERTIFICATE  5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
YEAR          PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
----          --------     --------    --------   ---------  --------  --------  ---------  --------  --------  ---------
1                 1,626     250,000     250,000    250,000       365       415        467       365       415        467
2                 3,333     250,000     250,000    250,000       762       889       1024       762       889       1024
3                 5,126     250,000     250,000    250,000      1089      1318       1571      1089      1318       1571
4                 7,008     250,000     250,000    250,000      1345      1697       2105      1345      1697       2105
5                 8,984     250,000     250,000    250,000      1523      2018       2617      1523      2018       2617

6                11,059     250,000     250,000    250,000      1618      2270       3097      1618      2270       3097
7                13,238     250,000     250,000    250,000      1620      2440       3532      1620      2440       3532
8                15,526     250,000     250,000    250,000      1515      2507       3900      1515      2507       3900
9                17,928     250,000     250,000    250,000      1291      2453       4181      1291      2453       4181
10               20,450     250,000     250,000    250,000       941      2264       4354       941      2264       4354

15               35,085           0           0    250,000         0         0       2932         0         0       2932
20               53,762           0           0          0         0         0          0         0         0          0
25               77,600           0           0          0         0         0          0         0         0          0
30              108,023           0           0          0         0         0          0         0         0          0

20 Age 65        53,762           0           0          0         0         0          0         0         0          0

Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual years.

                                FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                         $1,548.48 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $250,000
                    DEATH BENEFIT OPTION 1 (CURRENT VALUES)

                   PREMIUMS              DEATH BENEFIT
                  ACCUMULATED       GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE              SURRENDER VALUE
                      AT                  RETURNS OF              ANNUAL INVESTMENT RETURNS OF   ANNUAL INVESTMENT RETURNS OF
                  5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
CERTIFICATE YEAR   PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
----------------   --------     --------    --------   ---------  --------  --------  ---------  --------  --------  ---------
1                      1,626     250,000     250,000    250,000       670       732        794       670       732        794
2                      3,333     250,000     250,000    250,000      1421      1591       1768      1421      1591       1768
3                      5,126     250,000     250,000    250,000      2157      2484       2841      2157      2484       2841
4                      7,008     250,000     250,000    250,000      2877      3414       4023      2877      3414       4023
5                      8,984     250,000     250,000    250,000      3583      4382       5326      3583      4382       5326

6                     11,059     250,000     250,000    250,000      4273      5389       6763      4273      5389       6763
7                     13,238     250,000     250,000    250,000      4948      6438       8347      4948      6438       8347
8                     15,526     250,000     250,000    250,000      5609      7530      10096      5609      7530      10096
9                     17,928     250,000     250,000    250,000      6256      8668      12026      6256      8668      12026
10                    20,450     250,000     250,000    250,000      6865      9831      14134      6865      9831      14134

15                    35,085     250,000     250,000    250,000      8746     15596      27997      8746     15596      27997
20                    53,762     250,000     250,000    250,000      7169     19404      48124      7169     19404      48124
25                    77,600     250,000     250,000    250,000       799     19320      78812       799     19320      78812
30                   108,023           0     250,000    250,000         0     10929     128070         0     10929     128070

20 Age 65             53,762     250,000     250,000    250,000      7169     19404      48124      7169     19404      48124

Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual years.

                              FINANCIAL STATEMENTS

We created Variable Life Account C in 1999 under Connecticut Law. Prior to
May 1, 2000, there were no assets attributable to Variable Life Account C. Accordingly, we have included financial statements for Variable Life Account C for the periods ended December 31, 2000 and December 31, 2001 and financial statements for Variable Life Account B for the periods ended December 31, 1999, December 31, 2000 and December 31, 2001.

                              FINANCIAL STATEMENTS
                            VARIABLE LIFE ACCOUNT C
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-4

Statements of Changes in Net Assets.........................     S-4

Condensed Financial Information.............................     S-5

Notes to Financial Statements...............................     S-7

Report of Independent Auditors..............................    S-14

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                            Net
                                                                 Shares        Cost      Assets
                                                                 ------        ----      ------
  Aetna Balanced VP, Inc.                                         3,517    $ 49,814    $ 42,523
  Aetna Bond VP                                                   1,049      13,508      13,586
  Aetna Crossroads VP                                                 7          87          86
  Aetna Growth and Income VP                                      3,556      82,465      69,488
  Aetna Index Plus Large Cap VP                                   8,863     156,179     122,835
  Aetna Legacy VP                                                   384       4,790       4,609
  Aetna Money Market VP                                             474       6,209       6,316
  Fidelity-Registered Trademark- Investments Variable
    Insurance Products Funds:
    Contrafund-Registered Trademark- Portfolio -- Initial
      Class                                                       1,764      41,000      40,141
    Equity-Income Portfolio -- Initial Class                      1,714      40,717      34,494
  Janus Aspen Series:
    Aggressive Growth Portfolio -- I Shares                       1,254      46,608      27,556
    Balanced Portfolio -- I Shares                                1,765      43,246      39,841
    Growth Portfolio -- I Shares                                  1,714      47,937      34,073
    Worldwide Growth Portfolio -- I Shares                        1,759      68,159      50,193
  Oppenheimer Funds:
    Global Securities Fund/VA                                        99       2,136       2,250
    Strategic Bond Fund/VA                                          533       2,456       2,464
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities Portfolio -- I Class              411      16,163      11,149
    PPI MFS Emerging Equities Portfolio -- I Class                  102       4,883       4,151
    PPI MFS Research Growth Portfolio -- I Class                    270       2,784       2,187
    PPI Scudder International Growth Portfolio -- I Class           129       1,630       1,292
    PPI T. Rowe Price Growth Equity Portfolio -- I Class            153       6,323       6,918
                                                                           --------    --------
NET ASSETS                                                                 $637,094    $516,152
                                                                           ========    ========

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Policyholders' account values: (Notes 1 and 6)

Aetna Balanced VP, Inc.
    Policyholders' account values...........................    $ 42,523
Aetna Bond VP
    Policyholders' account values...........................      13,586
Aetna Crossroads VP
    Policyholders' account values...........................          86
Aetna Growth and Income VP
    Policyholders' account values...........................      69,488
Aetna Index Plus Large Cap VP
    Policyholders' account values...........................     122,835
Aetna Legacy VP
    Policyholders' account values...........................       4,609
Aetna Money Market VP
    Policyholders' account values...........................       6,316
Fidelity-Registered Trademark- Investments Variable
  Insurance Products Funds:
  Contrafund-Registered Trademark- Portfolio -- Initial
    Class
    Policyholders' account values...........................      40,141
  Equity-Income Portfolio -- Initial Class
    Policyholders' account values...........................      34,494
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Policyholders' account values...........................      27,556
  Balanced Portfolio -- I Shares
    Policyholders' account values...........................      39,841
  Growth Portfolio -- I Shares
    Policyholders' account values...........................      34,073
  Worldwide Growth Portfolio -- I Shares
    Policyholders' account values...........................      50,193
Oppenheimer Funds:
  Global Securities Fund/VA
    Policyholders' account values...........................       2,250
  Strategic Bond Fund/VA
    Policyholders' account values...........................       2,464
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I Class
    Policyholders' account values...........................      11,149
  PPI MFS Emerging Equities Portfolio -- I Class
    Policyholders' account values...........................       4,151
  PPI MFS Research Growth Portfolio -- I Class
    Policyholders' account values...........................       2,187
  PPI Scudder International Growth Portfolio -- I Class
    Policyholders' account values...........................       1,292
  PPI T. Rowe Price Growth Equity Portfolio -- I Class
    Policyholders' account values...........................       6,918
                                                                --------
                                                                $516,152
                                                                ========

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C

STATEMENT OF OPERATIONS

                                                                   YEAR ENDED
                                                               DECEMBER 31, 2001
                                                               -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends................................................        $  15,992
Expenses: (Notes 2 and 5)
  Valuation period deductions..............................           (3,801)
                                                                   ---------
Net investment income......................................        $  12,191
                                                                   ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales......................................        $  89,879
  Cost of investments sold.................................         (119,079)
                                                                   ---------
    Net realized loss on investments.......................          (29,200)
                                                                   ---------
Net unrealized loss on investments: (Note 5)
  Beginning of year........................................          (64,363)
  End of year..............................................         (120,942)
                                                                   ---------
    Net change in unrealized loss on investments...........          (56,579)
                                                                   ---------
Net realized and unrealized loss on investments............          (85,779)
                                                                   ---------
Net decrease in net assets resulting from operations.......        $ (73,588)
                                                                   =========

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE PERIOD
                                                                                          FROM
                                                                  YEAR ENDED         MAY 1, 2000 TO
                                                               DECEMBER 31, 2001    DECEMBER 31, 2000
                                                               -----------------    -----------------
FROM OPERATIONS:
Net investment income......................................        $ 12,191             $ 40,193
Net realized gain on investments...........................         (29,200)               3,536
Net change in unrealized loss on investments...............         (56,579)             (64,363)
                                                                   --------             --------
Net decrease in net assets resulting from operations.......         (73,588)             (20,634)
                                                                   --------             --------
FROM UNIT TRANSACTIONS:
Variable life premium payments.............................         301,958              283,687
Transfer from Separate Account Variable Life B.............               0              230,380
Transfer to the Company's other separate accounts..........         (11,197)             (23,216)
Redemptions by contract holders............................        (120,562)             (60,297)
Other......................................................          10,325                 (704)
                                                                   --------             --------
  Net increase in net assets from unit transactions (Note
    6).....................................................         180,524              429,850
                                                                   --------             --------
Change in net assets.......................................         106,936              409,216
NET ASSETS:
Beginning of year..........................................         409,216                    0
                                                                   --------             --------
End of year................................................        $516,152             $409,216
                                                                   ========             ========

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

---------------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit                                                     Units
                                            --------                                   Investment     Outstanding     Net Assets
                                     Beginning      End of      Total      Expense       Income          at End         at End
                                      of Year        Year       Return      Ratio         Ratio         of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.
NYSUT Individual Life                 $15.012      $14.258       (5.02%)     0.85%         6.05%        2,982.4        $ 42,523
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP
NYSUT Individual Life                  12.242       13.199        7.82%      0.85%         7.01%        1,029.3          13,586
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP
NYSUT Individual Life                  13.076       12.058       (7.79%)     0.85%         3.17%            7.1              86
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP
NYSUT Individual Life                  14.002       11.328      (19.10%)     0.85%         0.81%        6,134.2          69,488
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP
NYSUT Individual Life                  17.548       15.029      (14.35%)     0.85%         4.23%        8,173.2         122,835
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP
NYSUT Individual Life                  13.135       12.715       (3.20%)     0.85%         4.42%          362.5           4,609
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP
NYSUT Individual Life                  11.923       12.288        3.06%      0.85%         5.32%          514.0           6,316
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
NYSUT Individual Life                  17.516       13.918      (20.54%)     0.85%         3.76%        2,884.1          40,141
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
NYSUT Individual Life                  14.770       15.241        3.19%      0.85%         3.78%        2,263.2          34,494
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
NYSUT Individual Life                  23.430       14.066      (39.97%)     0.85%         0.00%        1,959.1          27,556
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES
NYSUT Individual Life                  18.518       17.497       (5.51%)     0.85%         2.88%        2,277.0          39,841
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES
NYSUT Individual Life                  18.610       13.887      (25.38%)     0.85%         0.26%        2,453.6          34,073
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES
NYSUT Individual Life                  19.723       15.167      (23.10%)     0.85%         0.51%        3,309.4          50,193
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA
NYSUT Individual Life                  17.754       15.484      (12.79%)     0.85%         7.58%          145.3           2,250
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA
NYSUT Individual Life                  10.417       10.829        3.96%      0.85%         5.26%          227.5           2,464
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
NYSUT Individual Life                  15.754       11.753      (25.40%)     0.85%        20.05%          948.6          11,149
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
NYSUT Individual Life                  15.209       11.278      (25.85%)     0.85%         6.70%          368.1           4,151
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
NYSUT Individual Life                  14.437       11.325      (21.56%)     0.85%        27.66%          193.1           2,187
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
NYSUT Individual Life                  15.651       11.339      (27.55%)     0.85%        20.02%          113.9           1,292
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
NYSUT Individual Life                  13.890       12.365      (10.98%)     0.85%         6.87%          559.5           6,918
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                                  $516,152
=================================================================================================================================

See Notes to Financial Statements

                      (This Page Left Blank Intentionally)

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001:
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Life Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with the variable life insurance contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Balanced VP, Inc.                 Oppenheimer Funds:
   Aetna Bond VP                           - Global Securities Fund/VA
   Aetna Crossroads VP                     - Strategic Bond Fund/VA
   Aetna Growth and Income VP              Portfolio Partners, Inc. (PPI):
   Aetna Index Plus Large Cap VP           - PPI MFS Capital Opportunities Portfolio -- I Class
   Aetna Legacy VP                         - PPI MFS Emerging Equities Portfolio -- I Class
   Aetna Money Market VP                   - PPI MFS Research Growth Portfolio -- I Class
   Fidelity-Registered Trademark-          - PPI Scudder International Growth Portfolio -- I Class
   Investments Variable Insurance          - PPI T. Rowe Price Growth Equity Portfolio -- I Class
   Products Funds:
   - Contrafund-Registered Trademark-
   Portfolio -- Initial Class
   - Equity-Income Portfolio -- Initial
   Class
   Janus Aspen Series:
   - Aggressive Growth Portfolio -- I
   Shares
   - Balanced Portfolio -- I Shares
   - Growth Portfolio -- I Shares
   - Worldwide Growth Portfolio -- I
   Shares

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in Shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $282,594 and $89,879, respectively.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                                           Valuation                   Proceeds
                                                                            Period                       from
 YEAR ENDED DECEMBER 31, 2001                  Dividends                   Deductions                    Sales
 AETNA BALANCED VP, INC.
 Policyholders' account values                   $ 2,281                     $  (313)                    $ 5,515
 AETNA BOND VP
 Policyholders' account values                       751                         (92)                      2,402
 AETNA CROSSROADS VP
 Policyholders' account values                         2                          (1)                         54
 AETNA GROWTH AND INCOME VP
 Policyholders' account values                       496                        (479)                     21,882
 AETNA INDEX PLUS LARGE CAP VP
 Policyholders' account values                     4,920                        (982)                     15,313
 AETNA LEGACY VP
 Policyholders' account values                       173                         (33)                      1,107
 AETNA MONEY MARKET VP
 Policyholders' account values                       312                         (51)                        629
 FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Policyholders' account values                     1,353                        (255)                      6,982
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Policyholders' account values                     1,042                        (265)                      3,677
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Policyholders' account values                         0                        (214)                      5,152
   BALANCED PORTFOLIO -- I SHARES
 Policyholders' account values                       957                        (276)                      7,657
   GROWTH PORTFOLIO -- I SHARES
 Policyholders' account values                        86                        (278)                      4,698
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Policyholders' account values                       238                        (382)                      7,839
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA
 Policyholders' account values                       107                         (10)                      1,140
   STRATEGIC BOND FUND/VA
 Policyholders' account values                       101                         (16)                        535
 ------------------------------------------------------------------------------------------------------------------

                                              Cost of
                                             Investments
 YEAR ENDED DECEMBER 31, 2001                   Sold
 AETNA BALANCED VP, INC.
 Policyholders' account values                $  (6,796)
 AETNA BOND VP
 Policyholders' account values                   (2,302)
 AETNA CROSSROADS VP
 Policyholders' account values                      (59)
 AETNA GROWTH AND INCOME VP
 Policyholders' account values                  (31,794)
 AETNA INDEX PLUS LARGE CAP VP
 Policyholders' account values                  (19,330)
 AETNA LEGACY VP
 Policyholders' account values                   (1,136)
 AETNA MONEY MARKET VP
 Policyholders' account values                     (632)
 FIDELITY-REGISTERED TRADEMARK- INVESTMENTS
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOL
 Policyholders' account values                   (7,424)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Policyholders' account values                   (4,470)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Policyholders' account values                  (10,525)
   BALANCED PORTFOLIO -- I SHARES
 Policyholders' account values                   (8,036)
   GROWTH PORTFOLIO -- I SHARES
 Policyholders' account values                   (5,880)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Policyholders' account values                  (10,777)
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA
 Policyholders' account values                   (1,367)
   STRATEGIC BOND FUND/VA
 Policyholders' account values                     (573)
 ------------------------------------------

                                                                                                          Net
                                                                                                        Increase
                                                                                                       (Decrease)
                                              Net              Net Unrealized            Net             in Net
                                            Realized            Gain (Loss)           Change in          Assets
                                           Gain (Loss)    ------------------------   Unrealized        Resulting
                                               on         Beginning of      End      Gain (Loss)          from
YEAR ENDED DECEMBER 31, 2001               Investments       Year         of Year    on Investments    Operations
AETNA BALANCED VP, INC.
Policyholders' account values                $ (1,281)      $ (4,943)    $  (7,291)     $ (2,348)        $ (1,661)
AETNA BOND VP
Policyholders' account values                     100             62            78            16              775
AETNA CROSSROADS VP
Policyholders' account values                      (5)            (1)           (1)            0               (4)
AETNA GROWTH AND INCOME VP
Policyholders' account values                  (9,912)       (11,543)      (12,977)       (1,434)         (11,329)
AETNA INDEX PLUS LARGE CAP VP
Policyholders' account values                  (4,017)       (15,685)      (33,344)      (17,659)         (17,738)
AETNA LEGACY VP
Policyholders' account values                     (29)            35          (181)         (216)            (105)
AETNA MONEY MARKET VP
Policyholders' account values                      (3)           187           107           (80)             178
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Policyholders' account values                    (442)        (2,012)         (859)        1,153            1,809
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Policyholders' account values                    (793)         1,339        (6,223)       (7,562)          (7,578)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Policyholders' account values                  (5,373)       (12,225)      (19,052)       (6,827)         (12,414)
  BALANCED PORTFOLIO -- I SHARES
Policyholders' account values                    (379)        (1,666)       (3,405)       (1,739)          (1,437)
  GROWTH PORTFOLIO -- I SHARES
Policyholders' account values                  (1,182)        (5,802)      (13,864)       (8,062)          (9,436)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Policyholders' account values                  (2,938)        (9,825)      (17,966)       (8,141)         (11,223)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA
Policyholders' account values                    (227)            (1)          114           115              (15)
  STRATEGIC BOND FUND/VA
Policyholders' account values                     (38)           (23)            8            31               78
-------------------------------------------------------------------------------------------------------------------

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                                            Valuation                   Proceeds
                                                                             Period                       from
 YEAR ENDED DECEMBER 31, 2001                   Dividends                   Deductions                    Sales
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Policyholders' account values                    $ 2,009                     $   (83)                    $ 2,127
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Policyholders' account values                        222                         (25)                      1,121
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Policyholders' account values                        439                         (14)                        692
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Policyholders' account values                        221                          (8)                        376
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Policyholders' account values                        282                         (24)                        981
 TOTAL VARIABLE LIFE ACCOUNT C                    $15,992                     $(3,801)                    $89,879

                                               Cost of
                                              Investments
 YEAR ENDED DECEMBER 31, 2001                    Sold
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -
 Policyholders' account values                 $  (3,108)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I
 Policyholders' account values                    (1,923)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CL
 Policyholders' account values                      (974)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLI
 Policyholders' account values                      (611)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Policyholders' account values                    (1,362)
 TOTAL VARIABLE LIFE ACCOUNT C                 $(119,079)

                                                                                                           Net
                                                                                                         Increase
                                                                                            Net         (Decrease)
                                               Net               Net Unrealized          Change in        in Net
                                             Realized              Gain (Loss)           Unrealized       Assets
                                            Gain (Loss)    ---------------------------   Gain (Loss)    Resulting
                                                on         Beginning of      End             on            from
YEAR ENDED DECEMBER 31, 2001                Investments       Year         of Year       Investments    Operations
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Policyholders' account values                 $   (981)      $ (1,348)     $  (5,014)      $ (3,666)      $ (2,721)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Policyholders' account values                     (802)          (646)          (732)           (86)          (691)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Policyholders' account values                     (282)           (87)          (597)          (510)          (367)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Policyholders' account values                     (235)           (98)          (338)          (240)          (262)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Policyholders' account values                     (381)           (81)           595            676            553
TOTAL VARIABLE LIFE ACCOUNT C                 $(29,200)      $(64,363)     $(120,942)      $(56,579)      $(73,588)

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001                                        Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                                  Income      on Investments  on Investments      Transactions        of Period        of Year
AETNA BALANCED VP, INC.
Policyholders' account values   $     1,968    $    (1,281)   $       (2,348)     $     11,349      $      32,835   $      42,523
AETNA BOND VP
Policyholders' account values           659            100                16             4,961              7,850          13,586
AETNA CROSSROADS VP
Policyholders' account values             1             (5)                0                50                 40              86
AETNA GROWTH AND INCOME VP
Policyholders' account values            17         (9,912)           (1,434)           28,148             52,669          69,488
AETNA INDEX PLUS LARGE CAP VP
Policyholders' account values         3,938         (4,017)          (17,659)           30,877            109,696         122,835
AETNA LEGACY VP
Policyholders' account values           140            (29)             (216)            1,500              3,214           4,609
AETNA MONEY MARKET VP
Policyholders' account values           261             (3)              (80)              729              5,409           6,316
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Policyholders' account values           777           (793)           (7,562)           15,963             31,756          40,141
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Policyholders' account values         1,098           (442)            1,153            12,050             20,635          34,494
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Policyholders' account values          (214)        (5,373)           (6,827)           13,924             26,046          27,556
  BALANCED PORTFOLIO -- I SHARES
Policyholders' account values           681           (379)           (1,739)           14,550             26,728          39,841
  GROWTH PORTFOLIO -- I SHARES
Policyholders' account values          (192)        (1,182)           (8,062)           11,217             32,292          34,073
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Policyholders' account values          (144)        (2,938)           (8,141)           17,879             43,537          50,193
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA
Policyholders' account values            97           (227)              115             1,690                575           2,250
  STRATEGIC BOND FUND/VA
Policyholders' account values            85            (38)               31             1,011              1,375           2,464
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Policyholders' account values         1,926           (981)           (3,666)            4,979              8,891          11,149
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Policyholders' account values           197           (802)              (86)            2,367              2,475           4,151
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Policyholders' account values           425           (282)             (510)            1,567                987           2,187
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Policyholders' account values           213           (235)             (240)              638                916           1,292
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Policyholders' account values           258           (381)              676             5,075              1,290           6,918
TOTAL VARIABLE LIFE ACCOUNT C   $    12,191    $   (29,200)   $      (56,579)     $    180,524      $     409,216   $     516,152

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

    YEAR ENDED DECEMBER 31, 2000                                           Net                 Net
                                                          Net           Change in      Increase (Decrease)        Net Assets
                                           Net          Realized        Unrealized        in Net Assets           ----------
                                        Investment    Gain (Loss)      Gain (Loss)          from Unit        Beginning     End
                                          Income     on Investments   on Investments      Transactions        of Year    of Year
AETNA BALANCED VP, INC.
Policyholders' account values            $ 3,995        $   490          $ (4,943)          $ 33,293            $0       $ 32,835
AETNA BOND VP
Policyholders' account values                362            (29)               62              7,455             0          7,850
AETNA CROSSROADS VP
Policyholders' account values                  0              1                (1)                40             0             40
AETNA GROWTH AND INCOME VP
Policyholders' account values              5,479         (1,122)          (11,543)            59,855             0         52,669
AETNA INDEX PLUS LARGE CAP VP
Policyholders' account values             12,255            778           (15,685)           112,348             0        109,696
AETNA LEGACY VP
Policyholders' account values                 22              7                35              3,150             0          3,214
AETNA MONEY MARKET VP
Policyholders' account values              1,056           (328)              187              4,494             0          5,409
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Policyholders' account values              3,281             33            (2,012)            30,454             0         31,756
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Policyholders' account values              1,123         (1,236)            1,339             19,409             0         20,635
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Policyholders' account values              2,881            779           (12,225)            34,611             0         26,046
  BALANCED PORTFOLIO -- I SHARES
Policyholders' account values              2,532            235            (1,666)            25,627             0         26,728
  GROWTH PORTFOLIO -- I SHARES
Policyholders' account values              2,370            832            (5,802)            34,892             0         32,292
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Policyholders' account values              3,383          2,684            (9,825)            47,295             0         43,537
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA
Policyholders' account values                  1            (11)               (1)               586             0            575
  STRATEGIC BOND FUND/VA
Policyholders' account values                 62             (9)              (23)             1,345             0          1,375
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Policyholders' account values              1,204            246            (1,348)             8,789             0          8,891
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Policyholders' account values                  7            111              (646)             3,003             0          2,475
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Policyholders' account values                 45             35               (87)               994             0            987
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Policyholders' account values                 48            (33)              (98)               999             0            916
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Policyholders' account values                 87             73               (81)             1,211             0          1,290
TOTAL VARIABLE LIFE ACCOUNT C            $40,193        $ 3,536          $(64,363)          $429,850            $0       $409,216

                  (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Life Account C and the Board of Directors and Shareholder of Aetna Life Insurance and
Annuity Company:

We have audited the accompanying statement of assets and liabilities of the twenty funds of Aetna Life Insurance and Annuity Company Variable Life
Account C (the Account), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the period May 1, 2000 to December 31, 2000, was audited by other auditors whose report dated February 16, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the twenty funds of Aetna Life Insurance and Annuity Company Variable Life Account C, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

                              FINANCIAL STATEMENTS

                             VARIABLE LIFE ACCOUNT B

                                      INDEX

                                                                            PAGE
                                                                            ----

Statement of Assets and Liabilities                                         S-2
Statements of Operations and Changes in Net Assets                          S-3
Notes to Financial Statements                                               S-4
Independent Auditors' Report                                                S-22

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES--December 31, 2001

ASSETS

Investments, at net asset value:

                                                                                                MORTALITY &
                                                                      CONTRACT                    EXPENSE        CONTRACT
                                                                      PURCHASES                   CHARGES      REDEMPTIONS
                                                                      DUE FROM                   PAYABLE TO       DUE TO
                                                                        AETNA                      AETNA          AETNA
                                                                   LIFE INSURANCE              LIFE INSURANCE LIFE INSURANCE
                                                                     AND ANNUITY                 AND ANNUITY    AND ANNUITY   NET
                                  SHARES      COST     INVESTMENTS     COMPANY    TOTAL ASSETS     COMPANY        COMPANY    ASSETS
                                ----------------------------------------------------------------------------------------------------
Aetna Ascent VP                   226,777 $ 3,244,897 $  2,891,410  $        -   $  2,891,410    $    213      $   2,115 $ 2,889,082
Aetna Balanced VP, Inc.         1,830,131  27,093,557   22,126,288           -     22,126,288       1,790         68,640  22,055,858
Aetna Bond VP                   1,674,307  21,504,742   21,682,280           -     21,682,280       1,734         28,784  21,651,762
Aetna Crossroads VP               107,041   1,444,841    1,317,674           -      1,317,674          88          3,025   1,314,561
Aetna Growth and Income VP      5,685,940 174,821,287  111,103,274           -    111,103,274       8,975         46,649 111,047,650
Aetna Growth VP                     1,240      13,034       11,957           -         11,957           9            718      11,230
Aetna Index Plus Large Cap VP   1,079,679  15,743,220   14,964,356           -     14,964,356       1,162        289,241  14,673,953
Aetna Legacy VP                   129,506   1,625,236    1,552,782          20      1,552,802          95              -   1,552,707
Aetna Money Market VP           2,995,622  39,849,896   39,922,051   4,365,713     44,287,764       3,205              -  44,284,559
Aetna Small Company VP             33,054     568,565      551,341           -        551,341          45              -     551,296
Aetna Value Opportunity VP         44,397     674,601      588,259           -        588,259          49         39,845     548,365
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio       1,238,174  27,740,493   28,168,453   3,689,228     31,857,681       2,235              -  31,855,446
  Growth Portfolio                343,726  16,395,410   11,552,636           -     11,552,636         962        212,646  11,339,028
  High Income Portfolio            64,029     608,143      410,426           -        410,426          34         39,374     371,018
  Overseas Portfolio              154,781   3,221,168    2,148,355           -      2,148,355         177         80,673   2,067,505
Fidelity Investments Variable
    Insurance
  Products Fund II:
  Asset Manager Portfolio          52,554     815,532      762,558           -        762,558          63        241,120     521,375
  Contrafund Portfolio          1,017,906  19,369,389   20,490,438           -     20,490,438       1,630        153,830  20,334,978
Janus Aspen Series:
  Aggressive Growth Portfolio   1,322,903  28,787,676   29,077,414           -     29,077,414       2,354      8,147,751  20,927,309
  Balanced Portfolio              917,168  22,967,106   20,700,478           -     20,700,478       1,615        251,207  20,447,656
  Flexible Income Portfolio        84,647     986,247      986,983           -        986,983          81            225     986,677
  Growth Portfolio              1,074,048  27,704,839   21,352,065           -     21,352,065       1,701        316,823  21,033,541
  Worldwide Growth Portfolio    1,482,818  40,227,224   42,319,636           -     42,319,636       3,360      1,053,262  41,263,014
MFS Variable Insurance Trust:
  Total Return Series               9,904     184,678      184,311           -        184,311          35         39,232     145,044
  World Government Series          20,345     206,083      205,283           -        205,283           -              -     205,283
Oppenheimer Funds:
  Aggressive Growth Fund           13,518     960,081      550,467           -        550,467          46        121,162     429,259
  Global Securities Fund           92,238   2,049,590    2,106,705           -      2,106,705         138         84,503   2,022,064
  Growth & Income Fund              2,184      39,613       41,468           -         41,468           8         39,633       1,827
  Strategic Bond Fund             368,243   1,721,332    1,701,285     101,780      1,803,065         146              -   1,802,919
Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities
    Portfolio                     477,520  17,805,006   19,449,402           -     19,449,402       1,594        482,967  18,964,841
  PPI MFS Research Growth
    Portfolio                   1,581,481  13,788,129   12,809,993           -     12,809,993       1,040         99,622  12,709,331
  PPI MFS Capital Opportunities
    Portfolio                     104,832   4,273,689    2,843,041           -      2,843,041         202         39,727   2,803,112
  PPI Scudder International
    Growth Portfolio            1,223,510  12,040,791   12,271,808           -     12,271,808         985        149,995  12,120,828
  PPI T. Rowe Price Growth
    Equity Portfolio               65,351   3,637,266    2,961,689           -      2,961,689         204         33,786   2,927,699

                                 AFFILIATED     NON-AFFILIATED
                               -------------------------------
Investments at Cost             $286,583,876     $245,529,485
Investments at Market            216,711,672      233,094,894


See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                          2001               2000               1999
                                                                          ----               ----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends                                                      $     21,533,937    $     58,789,163    $     48,867,068
Expenses: (Notes 2 and 5)
   Valuation period deductions                                          (4,585,896)         (6,075,769)         (5,991,275)
                                                                  ----------------    ----------------    ----------------
Net Investment Income                                                   16,948,041          52,713,394          42,875,793
                                                                  ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on sales of investments:
(Notes 1, 4 and 5)
   Proceeds from sales                                               1,362,123,210       1,230,914,303         874,382,151
   Cost of investments sold                                          1,469,444,067       1,215,994,773         793,957,391
                                                                  ----------------    ----------------    ----------------
      Net realized gain (loss)                                        (107,320,857)         14,919,530          80,424,760
Net unrealized gain (loss) on investments: (Note 5)
   Beginning of year                                                   (84,972,923)         56,758,198          29,609,254
   End of year                                                         (82,306,795)        (84,972,923)         56,758,198
                                                                  ----------------    ----------------    ----------------
      Net change in unrealized gain (loss)                               2,666,128        (141,731,121)         27,148,944
                                                                  ----------------    ----------------    ----------------
Net realized and unrealized gain (loss) on investments                (104,654,729)       (126,811,591)        107,573,704
                                                                  ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting from operations        (87,706,688)        (74,098,197)        150,449,497
                                                                  ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS:
Variable life premium payments                                          61,860,147          79,636,531         135,305,924
Transfers to the Company for monthly deductions                        (30,938,179)        (29,995,274)        (32,799,767)
Redemptions by policyholders                                           (41,085,276)        (63,976,557)       (162,896,593)
Transfers on account of policy loans                                    (2,428,998)         (5,246,469)         (4,913,122)
Other                                                                      604,200             500,403             779,888
                                                                  ----------------    ----------------    ----------------
Net decrease in net assets resulting from unit
   transactions (Note 5)                                               (11,988,106)        (19,081,366)        (64,523,670)
                                                                  ----------------    ----------------    ----------------
Net changes in net assets                                              (99,694,794)        (93,179,563)         85,925,827
NET ASSETS:

Beginning of period                                                    545,555,571         638,735,134         552,809,307
                                                                  ----------------    ----------------    ----------------
End of period                                                     $    445,860,777    $    545,555,571    $    638,735,134
                                                                  ================    ================    ================

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & ACCOUNT INFORMATION

     Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.

     - Aetna Vest
     - Aetna Vest II
     - Aetna Vest Plus
     - Aetna Vest Estate Protector
     - Aetna Vest Estate Protector II
     - Corporate Specialty Market
     - Corporate Specialty Market II

     Effective October 1, 1998, Aetna Life Insurance Company and the Company contracted the administrative servicing obligations of its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by the Company. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of the Company.

     During 2000, Aetna Life Insurance Company and the Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     A. VALUATION OF INVESTMENTS
     Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2001:


     Aetna Ascent VP                           Janus Aspen Series:
     Aetna Balanced VP, Inc.                   - Aggressive Growth Portfolio
     Aetna Bond VP                             - Balanced Portfolio
     Aetna Crossroads VP                       - Flexible Income Portfolio
     Aetna Growth and Income VP                - Growth Portfolio
     Aetna Growth VP                           - Worldwide Growth Portfolio
     Aetna Index Plus Large Cap VP             MFS Variable Insurance Trust:
     Aetna Legacy VP                           - Total Return Series
     Aetna Money Market VP                     - World Government Series
     Aetna Small Company VP                    Oppenheimer Funds:
     Aetna Value Opportunity VP                - Aggressive Growth Fund
     Fidelity Investments Variable             - Global Securities Fund
       Insurance Products Fund:                - Growth & Income Fund
       - Equity-Income Portfolio               - Strategic Bond Fund
       - Growth Portfolio                      Portfolio Partners Inc. (PPI):
       - High Income Portfolio                 - PPI MFS Emerging Equities Portfolio
       - Overseas Portfolio                    - PPI MFS Research Growth Portfolio
     Fidelity Investments Variable             - PPI MFS Capital Opportunities Portfolio
       Insurance Products Fund II:             - PPI Scudder International Growth Portfolio
       - Asset Manager Portfolio               - PPI T. Rowe Price Growth Equity Portfolio
       - Contrafund Portfolio

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

     B. OTHER

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     During 1999 the Aetna Growth VP Fund became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from January, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the Janus Aspen Series Flexible Income Portfolio became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from February, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the MFS Total Return Series became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from March, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the Oppenheimer Aggressive Growth Fund became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from December, 1999 (commencement of operations) to December 31, 1999.

     C. FEDERAL INCOME TAXES

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

2.   MORTALITY & EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

     The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

     The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

     The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

     The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

     Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

     The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

3.   DIVIDEND INCOME

     On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain
     (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 2001, 2000 and 1999 aggregated $1,371,028,936 and $1,362,123,210, $1,264,546,331 and
     $1,230,914,303, and $852,734,274 and $874,382,151, respectively.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5.   SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET
     ASSETS

YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                     DIVIDENDS
                                    DIVIDENDS        FROM NET
                                       FROM          REALIZED         VALUATION        PROCEEDS            COST OF          NET
                                    INVESTMENT       GAINS ON           PERIOD           FROM            INVESTMENTS     REALIZED
                                      INCOME        INVESTMENTS       DEDUCTIONS         SALES              SOLD        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                    $ 50,470              $--          $(28,869)        $435,554           $473,774       $(38,220)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.             493,909          886,429          (224,391)       4,482,566          5,748,739     (1,266,173)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                       969,828          167,787          (192,922)       2,622,485          2,677,142        (54,657)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                  35,454               --           (12,811)         197,807            203,667         (5,860)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP          786,966            1,739        (1,175,592)      13,790,750         23,650,823     (9,860,073)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                           9            1,648              (136)          38,439             47,206         (8,767)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       139,208          491,914          (140,517)      23,235,655         28,420,825     (5,185,170)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                      57,298           11,542           (13,679)         173,641            182,121         (8,480)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP             2,286,790               --          (407,332)     393,608,480        394,217,161       (608,681)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                2,129           10,419            (3,268)         470,810            398,692          72,118
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            1,848           26,087            (4,623)          31,916             35,623         (3,707)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO             506,956        1,424,304          (292,530)     180,810,544        183,741,981     (2,931,437)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                      9,309          875,026          (122,889)       1,539,540          1,877,700       (338,160)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                57,445               --            (4,511)          97,725            148,584        (50,859)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                  137,978          218,093           (25,413)         327,747            383,287        (55,540)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO              25,465            9,549            (7,160)         176,815            199,499        (22,684)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO                165,335          583,534          (194,619)      22,043,642         27,635,255     (5,591,613)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO              --               --          (255,807)     127,505,830        148,438,810    (20,932,980)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                  538,630               --          (192,338)       5,359,565          4,859,204         500,361
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO            51,716               --            (8,039)         118,336            114,546           3,790
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                     16,532           48,639          (237,768)      17,061,174         23,768,542     (6,707,368)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO          227,122               --          (446,713)     131,252,806        152,590,597    (21,337,791)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     873            1,286              (496)           6,595              6,581              14
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES                  --               80              (162)             148                149             (1)
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          NET UNREALIZED
                                           GAIN (LOSS)               NET              NET INCREASE                NET ASSETS
                                           -----------           CHANGE IN           (DECREASE) IN                ----------
                                     BEGINNING         END       UNREALIZED        NET ASSETS RESULTING    BEGINNING         END
                                     OF PERIOD      OF PERIOD    GAIN (LOSS)     FROM UNIT TRANSACTIONS    OF PERIOD      OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                       $41,538      $(353,487)    $(395,025)              $34,136
   Policyholders' account values                                                                           $3,266,590     $2,889,082
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.            (3,759,717)    (4,967,269)   (1,207,552)           (1,506,312)
   Policyholders' account values                                                                           24,879,948     22,055,858
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                        (374,858)       177,538       552,396               934,852
   Policyholders' account values                                                                           19,274,478     21,651,762
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                       857       (127,167)     (128,024)              (13,349)
   Policyholders' account values                                                                            1,439,151      1,314,561
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP        (46,669,802)   (63,718,013)  (17,048,211)           (5,206,532)
   Policyholders' account values                                                                          143,549,353    111,047,650
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                          (842)        (1,077)         (235)                2,855
   Policyholders' account values                                                                               15,856         11,230
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP      (3,147,647)      (778,864)    2,368,783              (614,966)
   Policyholders' account values                                                                           17,614,701     14,673,953
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                        28,782        (72,454)     (101,236)              288,272
   Policyholders' account values                                                                            1,318,990      1,552,707
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP                 135,021         72,155       (62,866)           (4,051,250)
   Policyholders' account values                                                                           47,127,898     44,284,559
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                 47,979        (17,224)      (65,203)             (134,374)
   Policyholders' account values                                                                              669,475        551,296
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP             (3,007)       (86,342)      (83,335)              470,621
   Policyholders' account values                                                                              141,474        548,365
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO             1,193,887        427,960      (765,927)            2,851,928
   Policyholders' account values                                                                           31,062,152     31,855,446
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   (1,823,911)    (4,842,774)   (3,018,863)              354,325
   Policyholders' account values                                                                           13,580,280     11,339,028
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                (135,426)      (197,717)      (62,291)              (49,075)
   Policyholders' account values                                                                              480,309        371,018
------------------------------------------------------------------------------------------------------------------------------------
   OVERSEAS PORTFOLIO                 (146,717)    (1,072,813)     (926,096)             (231,465)
   Policyholders' account values                                                                            2,949,948      2,067,505
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO               (20,041)       (52,974)      (32,933)              (43,984)
   Policyholders' account values                                                                              593,122        521,375
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO               (1,025,983)     1,121,049     2,147,032              (126,609)
   Policyholders' account values                                                                           23,351,918     20,334,978
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO        (6,289,529)       289,738     6,579,267              (152,815)
   Policyholders' account values                                                                           35,689,644     20,927,309
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                   (292,637)    (2,266,628)   (1,973,991)           (1,620,363)
   Policyholders' account values                                                                           23,195,357     20,447,656
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO                (465)           736         1,201               498,477
   Policyholders' account values                                                                              439,532        986,677
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   (5,819,191)    (6,352,774)     (533,583)           (1,361,156)
   Policyholders' account values                                                                           29,808,245     21,033,541
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO         (7,395,172)     2,092,412     9,487,584                54,143
   Policyholders' account values                                                                           53,278,669     41,263,014
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     1,741           (367)       (2,108)              114,334
   Policyholders' account values                                                                               31,141        145,044
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES                   (14)          (800)         (786)              204,070
   Policyholders' account values                                                                                2,082        205,283
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

 YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                     DIVIDENDS
                                    DIVIDENDS        FROM NET
                                       FROM          REALIZED         VALUATION        PROCEEDS            COST OF          NET
                                    INVESTMENT       GAINS ON           PERIOD           FROM            INVESTMENTS     REALIZED
                                      INCOME        INVESTMENTS       DEDUCTIONS         SALES              SOLD        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                $6,177          $96,381           $(6,053)        $140,512           $244,649       $(104,137)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND               13,886          257,441           (21,477)      59,663,503         60,297,615        (634,112)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                    867               --              (798)         413,700            482,566         (68,866)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                  40,407           58,674           (14,129)         705,444            734,210         (28,766)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES PORTFOLIO      --        1,411,570          (205,820)      57,904,069         73,935,159     (16,031,090)
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO        --        2,945,061          (133,359)      16,974,509         24,297,008      (7,322,499)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                           --          568,104           (26,829)         992,712          1,663,699        (670,987)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                          53,100        4,261,277          (158,820)     298,933,187        306,775,980      (7,842,793)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           4,182          497,464           (26,026)       1,007,004          1,192,673        (185,669)
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          NET UNREALIZED
                                           GAIN (LOSS)               NET              NET INCREASE              NET ASSETS
                                           -----------           CHANGE IN           (DECREASE) IN              ----------
                                     BEGINNING         END       UNREALIZED        NET ASSETS RESULTING    BEGINNING         END
                                     OF PERIOD      OF PERIOD    GAIN (LOSS)     FROM UNIT TRANSACTIONS    OF PERIOD      OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND               $(156,083)     $(409,614)    $(253,531)             $(82,330)
   Policyholders' account values                                                                             $772,752       $429,259
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND                (60,032)        57,115       117,147               307,475
   Policyholders' account values                                                                            1,981,704      2,022,064
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                  (45,735)         1,855        47,590              (367,659)
   Policyholders' account values                                                                              390,693          1,827
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                   (31,589)       (20,047)       11,542               167,977
   Policyholders' account values                                                                            1,567,214      1,802,919
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
 PORTFOLIO                          (7,029,114)     1,644,396     8,673,510              (465,064)
 Policyholders' account values                                                                             25,581,735     18,964,841
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO  (1,948,065)      (978,136)      969,929               (76,619)
   Policyholders' account values                                                                           16,326,818     12,709,331
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                       (634,737)    (1,430,648)     (795,911)              229,340
   Policyholders' account values                                                                            3,499,395      2,803,112
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                           405,005        231,017      (173,988)           (2,649,182)
   Policyholders' account values                                                                           18,631,234     12,120,828
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           (17,419)      (675,577)     (658,158)              252,193
   Policyholders' account values                                                                            3,043,713      2,927,699
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 2000

                                                     VALUATION           PROCEEDS          COST OF               NET
                                                       PERIOD              FROM          INVESTMENTS          REALIZED
                                   DIVIDENDS         DEDUCTIONS           SALES              SOLD            GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                      $38,638          $(31,515)          $308,641          $301,084            $7,557
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.            3,570,806          (259,568)         7,301,676         6,960,899           340,777
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                        983,072          (171,073)         5,252,405         5,596,388          (343,983)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                   38,142           (19,442)         1,218,124         1,185,844            32,280
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP        17,869,945        (1,573,702)        18,811,348        21,010,033        (2,198,685)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                          329              (292)            41,686            36,146             5,540
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP      2,277,415          (184,673)        14,577,799        13,668,631           909,168
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                       24,973           (11,331)            97,697            93,785             3,912
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP              1,631,888          (390,772)       441,757,611       440,882,757           874,854
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                49,216            (8,264)           178,524           141,624            36,900
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            21,138            (1,380)            10,431            10,015               416
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO            2,541,019          (272,156)        19,439,956        19,578,131          (138,175)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   2,239,168          (179,466)         8,321,253         6,379,106         1,942,147
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                 61,259            (7,746)           619,734           737,807          (118,073)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                   444,626           (36,753)         1,013,300           833,771           179,529
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO              182,521            (8,879)         1,612,451         1,650,038           (37,587)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO               3,736,611          (248,336)        12,549,865        10,761,449         1,788,416
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO        6,697,490          (581,012)       191,812,733       201,087,299        (9,274,566)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                 2,703,458          (227,375)         3,320,459         2,430,791           889,668
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO             29,269            (4,563)           172,032           172,802              (770)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   3,207,380          (374,413)        22,061,661        17,472,933         4,588,728
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO         5,654,399          (664,457)       126,946,450       115,442,024        11,504,426
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                      149              (111)            42,562            40,916             1,646
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES  (1)              96               (18)                --                --                --
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          NET UNREALIZED
                                           GAIN (LOSS)               NET              NET INCREASE              NET ASSETS
                                           -----------           CHANGE IN           (DECREASE) IN              ----------
                                     BEGINNING         END       UNREALIZED        NET ASSETS RESULTING    BEGINNING         END
                                     OF PERIOD      OF PERIOD    GAIN (LOSS)     FROM UNIT TRANSACTIONS    OF PERIOD      OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP                       $114,462        $41,538      $(72,924)             $188,758
  Policyholders' account values                                                                           $3,136,076      $3,266,590
------------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.                250,405     (3,759,717)   (4,010,122)           (3,423,656)
  Policyholders' account values                                                                           28,661,711      24,879,948
------------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP                       (1,358,696)      (374,858)      983,838            (1,475,064)
  Policyholders' account values                                                                           19,297,688      19,274,478
------------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP                     60,167            857       (59,310)             (947,809)
  Policyholders' account values                                                                            2,395,290       1,439,151
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP         (13,274,660)   (46,669,802)  (33,395,142)           (9,405,679)
  Policyholders' account values                                                                          172,252,616     143,549,353
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP                          5,782           (842)       (6,624)              (41,164)
  Policyholders' account values                                                                               58,067          15,856
------------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP        1,857,549     (3,147,647)   (5,005,196)             (930,084)
  Policyholders' account values                                                                           20,548,071      17,614,701
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP                           (269)        28,782        29,051               156,791
  Policyholders' account values                                                                            1,115,594       1,318,990
------------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP                  190,948        135,021       (55,927)            6,624,483
  Policyholders' account values                                                                           38,443,372      47,127,898
------------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP                 108,664         47,979       (60,685)               18,260
  Policyholders' account values                                                                              634,048         669,475
------------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP               5,078         (3,007)       (8,085)               (5,735)
  Policyholders' account values                                                                              135,120         141,474
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO              1,398,142      1,193,887      (204,255)           (2,587,060)
  Policyholders' account values                                                                           31,722,779      31,062,152
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,850,177     (1,823,911)   (5,674,088)           (5,107,791)
  Policyholders' account values                                                                           20,360,310      13,580,280
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO                  (13,223)      (135,426)     (122,203)             (411,796)
   Policyholders' account values                                                                           1,078,868         480,309
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO                   1,225,453       (146,717)   (1,372,170)             (801,518)
  Policyholders' account values                                                                            4,536,234       2,949,948
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                130,759        (20,041)     (150,800)           (1,125,479)
  Policyholders' account values                                                                            1,733,346         593,122
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO                 6,072,796     (1,025,983)   (7,098,779)           (3,880,980)
  Policyholders' account values                                                                           29,054,986      23,351,918
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO         12,041,322     (6,289,529)  (18,330,851)             (282,893)
  Policyholders' account values                                                                           57,461,476      35,689,644
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   3,868,165       (292,637)   (4,160,802)            1,637,081
  Policyholders' account values                                                                           22,353,327      23,195,357
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO               (1,205)          (465)          740               346,589
  Policyholders' account values                                                                               68,267         439,532
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     7,864,910     (5,819,191)  (13,684,101)            1,827,670
  Policyholders' account values                                                                           34,242,981      29,808,245
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO          19,350,824     (7,395,172)  (26,745,996)           (2,456,323)
  Policyholders' account values                                                                           65,986,620      53,278,669
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                        125          1,741         1,616                16,497
  Policyholders' account values                                                                               11,344          31,141
------------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES  (1)               (16)           (14)            2                    18
  Policyholders' account values                                                                                1,984           2,082
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 2000

                                                     VALUATION           PROCEEDS          COST OF               NET
                                                       PERIOD              FROM          INVESTMENTS          REALIZED
                                   DIVIDENDS         DEDUCTIONS           SALES              SOLD            GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND              $32,650           $(9,415)           $61,285           $53,307              $7,978
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND              136,309           (13,082)         1,323,221         1,301,050              22,171
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                 23,432            (3,481)            38,671            39,781              (1,110)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                 112,010           (12,281)           270,997           275,975              (4,978)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
    PORTFOLIO                        357,259          (324,037)        33,692,167        30,432,934           3,259,233
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH
    PORTFOLIO                      1,236,576          (163,429)        19,127,532        16,513,502           2,614,030
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO(2)                     552,071           (35,643)         1,766,224         1,594,451             171,773
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO                      2,101,751          (232,551)       296,612,296       298,934,817          (2,322,521)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO                        234,098           (24,553)           553,512           374,683             178,829
    Policyholders' account values
====================================================================================================================================


(1) - Reflects seed money.  No funds have been received for this option.
(2) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                         NET UNREALIZED
                                           GAIN (LOSS)              NET              NET INCREASE                 NET ASSETS
                                           -----------           CHANGE IN           (DECREASE) IN                ----------
                                     BEGINNING         END       UNREALIZED        NET ASSETS RESULTING    BEGINNING         END
                                     OF PERIOD      OF PERIOD    GAIN (LOSS)     FROM UNIT TRANSACTIONS    OF PERIOD      OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                  $9,807      $(156,083)    $(165,890)             $169,226
   Policyholders' account values                                                                            $738,203        $772,752
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND                 128,388        (60,032)     (188,420)            1,379,407
   Policyholders' account values                                                                             645,319       1,981,704
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                     9,124        (45,735)      (54,859)              114,050
   Policyholders' account values                                                                             312,661         390,693
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                     38,400        (31,589)      (69,989)              229,358
   Policyholders' account values                                                                           1,313,094       1,567,214
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
   PORTFOLIO                         6,611,843     (7,029,114)  (13,640,957)            1,188,524
Policyholders' account values                                                                             34,741,713      25,581,735
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH
   PORTFOLIO                         2,586,254     (1,948,065)   (4,534,319)            1,272,516
   Policyholders' account values                                                                          15,901,444      16,326,818
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                        477,099       (634,737)   (1,111,836)              994,300
   Policyholders' account values                                                                           2,928,730       3,499,395
------------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                         2,712,777        405,005    (2,307,772)           (3,066,207)
   Policyholders' account values                                                                          24,458,534      18,631,234
------------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           436,847        (17,419)     (454,266)              704,344
   Policyholders' account values                                                                           2,405,261       3,043,713
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 1999

                                                     VALUATION           PROCEEDS          COST OF               NET
                                                       PERIOD              FROM          INVESTMENTS          REALIZED
                                   DIVIDENDS         DEDUCTIONS           SALES              SOLD            GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                    $207,334          $(27,423)          $797,996          $774,178             $23,818
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.           4,927,154          (362,224)        24,237,521        25,666,801          (1,429,280)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                     1,443,656          (280,638)        18,417,017        18,670,143            (253,126)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                 150,412           (21,636)           728,894           729,509                (615)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP       30,198,699        (1,580,938)        32,617,948        29,355,401           3,262,547
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP(1)                    3,015           (34,261)         5,715,725         5,103,503             612,222
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       881,321          (196,915)        14,299,931        11,770,545           2,529,386
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                      62,497            (9,474)           227,116           226,972                 144
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP             1,696,087          (398,471)       240,430,804       240,018,029             412,775
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                8,993           (28,237)         4,384,995         3,960,970             424,025
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            6,310              (991)            96,462            76,961              19,501
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           1,764,504          (369,449)        17,136,392        15,738,454           1,397,938
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                  2,197,635          (205,229)        16,307,193        12,435,135           3,872,058
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                62,986            (7,432)           326,086           352,715             (26,629)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                  125,931           (32,249)         1,315,907         1,200,968             114,939
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             232,267           (29,020)         2,871,385         2,692,023             179,362
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO              1,565,873          (381,504)        26,236,688        20,796,590           5,440,098
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       1,087,970          (302,514)       130,280,210       109,911,278          20,368,932
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                  550,807          (265,810)        17,853,236        12,910,893           4,942,343
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO (2)         5,337              (658)           122,746           124,997              (2,251)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                    202,497          (257,076)        21,130,544        15,320,528           5,810,016
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO           96,897          (512,954)        56,371,577        42,528,486          13,843,091
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES (3)                  26                (6)             1,588             1,601                 (13)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES (4)              --                (1)                --                --                 --
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)              Net              Net Increase                 Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                      $(53,438)      $114,462      $167,900              $(13,121)
   Policyholders' account values                                                                          $2,777,568      $3,136,076
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.               (88,169)       250,405       338,574            (8,902,224)
   Policyholders' account values                                                                          34,089,711      28,661,711
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                         (21,056)    (1,358,696)   (1,337,640)          (10,250,586)
   Policyholders' account values                                                                          29,976,022      19,297,688
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                   (13,664)        60,167        73,831               137,429
   Policyholders' account values                                                                           2,055,869       2,395,290
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP          6,059,944)   (13,274,660)   (7,214,716)           (9,143,942)
   Policyholders' account values                                                                         156,730,966     172,252,616
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP(1)                         --          5,782         5,782              (528,691)
   Policyholders' account values                                                                                  --          58,067
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       1,027,911      1,857,549       829,638             3,159,014
   Policyholders' account values                                                                          13,345,627      20,548,071
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                        (9,107)          (269)        8,838                45,676
   Policyholders' account values                                                                           1,007,913       1,115,594
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP                 267,256        190,948       (76,308)              143,868
   Policyholders' account values                                                                          36,665,421      38,443,372
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                (23,492)       108,664       132,156              (890,290)
   Policyholders' account values                                                                             987,401         634,048
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP             12,485          5,078        (7,407)               61,807
   Policyholders' account values                                                                              55,900         135,120
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO              2,106,941      1,398,142      (708,799)           (7,091,968)
  Policyholders' account values                                                                           36,730,553      31,722,779
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,937,336      3,850,177       (87,159)           (4,688,720)
  Policyholders' account values                                                                           19,271,725      20,360,310
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO                  (22,754)       (13,223)        9,531               804,059
  Policyholders' account values                                                                              236,353       1,078,868
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO                     190,775      1,225,453     1,034,678               178,105
  Policyholders' account values                                                                            3,114,830       4,536,234
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                266,952        130,759      (136,193)           (1,643,684)
  Policyholders' account values                                                                            3,130,614       1,733,346
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO                 5,961,343      6,072,796        111,453           (16,110,899)
  Policyholders' account values                                                                           38,429,965      29,054,986
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO          3,818,015     12,041,322     8,223,307             4,654,782
  Policyholders' account values                                                                           23,428,999      57,461,476
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   3,434,432      3,868,165       433,733            (4,727,822)
  Policyholders' account values                                                                           21,420,076      22,353,327
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO (2)               --         (1,205)       (1,205)               67,044
  Policyholders' account values                                                                                  ---          68,267
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,730,121      7,864,910     4,134,789               950,511
  Policyholders' account values                                                                           23,402,244      34,242,981
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO           5,492,542     19,350,824    13,858,282            (4,853,866)
  Policyholders' account values                                                                           43,555,170      65,986,620
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES (3)                     --            125           125                11,212
  Policyholders' account values                                                                                   --          11,344
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES (4)                --            (16)          (16)                2,001
   Policyholders' account values                                                                                  --           1,984
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 1999

                                                      VALUATION          PROCEEDS          COST OF               NET
                                                        PERIOD             FROM          INVESTMENTS          REALIZED
                                    DIVIDENDS         DEDUCTIONS          SALES              SOLD            GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)              $--             $(45)               $22               $20                  $2
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND               12,736           (3,636)           751,030           654,790              96,240
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                  1,424           (2,052)           710,579           654,333              56,246
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                  40,196          (11,335)         1,349,254         1,342,562               6,692
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
 PORTFOLIO                           329,059         (312,763)        92,317,033        82,923,450           9,393,583
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO    26,665         (127,616)        11,385,569        10,005,001           1,380,568
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS VALUE EQUITY PORTFOLIO       39,629          (11,919)         1,177,567           900,465             277,102
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO                        885,006         (199,531)       134,290,559       126,685,605           7,604,954
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO                         54,145          (17,268)           492,577           424,485              68,092
    Policyholders' account values
====================================================================================================================================

(1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
(2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
(3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
(4) - Reflects seed money. No funds have been received for this option.
(5) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)               Net              Net Increase                Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)                $--         $9,807        $9,807              $728,439
    Policyholders' account values                                                                                $--        $738,203
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND                 19,272        128,388       109,116               113,811
    Policyholders' account values                                                                            317,052         645,319
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                   11,048          9,124        (1,924)              183,796
    Policyholders' account values                                                                             75,171         312,661
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                    16,740         38,400        21,660               544,409
    Policyholders' account values                                                                            711,472       1,313,094
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES           3,702,269      6,611,843     2,909,574            (8,310,862)
 PORTFOLIO                                                                                                30,733,122      34,741,713
 Policyholders' account values
-----------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO     974,898      2,586,254     1,611,356             1,275,501         11,734,970      15,901,444
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS VALUE EQUITY PORTFOLIO         82,622        477,099       394,477             1,424,018            805,423       2,928,730
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH                                                                         16,662,810      24,458,534
    PORTFOLIO                          698,227      2,712,777     2,014,550            (2,509,255)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY       149,693        436,847       287,154               656,778
    PORTFOLIO
    Policyholders' account values                                                                          1,356,360       2,405,261
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

6. CONDENSED FINANCIAL INFORMATION -- Year Ended December 31, 2001

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                                                    VALUE
                                                   PER UNIT                                 UNITS       POLICYHOLDERS'
                                                   --------                              OUTSTANDING    ACCOUNT VALUES    INVESTMENT
                                             BEGINNING    END OF                           AT END           AT END          INCOME
                                             OF PERIOD    PERIOD        TOTAL RETURN(2)   OF PERIOD        OF PERIOD      RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                                                                            1.68%
Aetna Vest (.85% Fee Rate)                      $16.232   $14.237          (12.29%)        6,039.2        $   85,980
Aetna Vest II (1.00% Fee Rate)                   16.143    14.137          (12.42%)        3,735.4            52,809
Aetna Vest Plus (1.00% Fee Rate)                 16.143    14.137          (12.42%)      161,939.5         2,289,435
Aetna Vest Estate Protector (.85% Fee Rate)      16.258    14.260          (12.29%)       23,842.8           340,000
Aetna Vest Estate Protector II (.65% Fee Rate)   11.254     9.891          (12.12%)       12,219.2           120,858
------------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                                                                                    2.16%
Aetna Vest (.95% Fee Rate)                       27.328    25.930           (5.12%)       73,969.0         1,918,019
Aetna Vest II (1.00% Fee Rate)                   27.582    26.158           (5.16%)      158,228.2         4,138,890
Aetna Vest Plus (1.00% Fee Rate)                 23.131    21.937           (5.16%)      494,455.4        10,846,852
Aetna Vest Estate Protector (.85% Fee Rate)      17.454    16.578           (5.02%)       30,377.6           503,597
Aetna Vest Estate Protector II (.65% Fee Rate)   12.525    11.920           (4.83%)       68,825.1           820,428
Corporate Specialty Market (1.00% Fee Rate)      20.137    19.099           (5.16%)      200,383.7         3,827,106
Corporate Specialty Market II (.70% Fee Rate)    12.509    11.895           (4.91%)           81.2(1)            966
------------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                                                                              4.92%
Aetna Vest (1.00% Fee Rate)                      26.757    28.808            7.66%       209,698.5         6,040,967
Aetna Vest II (1.00% Fee Rate)                   17.990    19.369            7.66%        43,196.6           836,656
Aetna Vest Plus (1.00% Fee Rate)                 14.406    15.510            7.66%       345,380.5         5,356,747
Aetna Vest Estate Protector (.85% Fee Rate)      12.877    13.884            7.82%        66,364.9           921,437
Aetna Vest Estate Protector II (.65% Fee Rate)   11.405    12.322            8.04%        81,797.5         1,007,868
Corporate Specialty Market (1.00% Fee Rate)      13.904    14.970            7.66%       500,136.1         7,487,019
Corporate Specialty Market II (.70% Fee Rate)    11.385    12.246            7.56%            87.2(1)          1,068
------------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                                                                                        2.65%
Aetna Vest (.85% Fee Rate)                       15.276    14.088           (7.78%)        2,426.2            34,179
Aetna Vest II (1.00% Fee Rate)                   15.192    13.989           (7.92%)        4,659.0            65,176
Aetna Vest Plus (1.00% Fee Rate)                 15.192    13.989           (7.92%)       75,629.2         1,058,029
Aetna Vest Estate Protector (.85% Fee Rate)      15.301    14.110           (7.78%)          656.5             9,264
Aetna Vest Estate Protector II (.65% Fee Rate)   11.191    10.340           (7.60%)       14,304.7           147,913
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                                                                                 0.65%
Aetna Vest (.95% Fee Rate)                       52.273    42.251          (19.17%)      955,000.5        40,349,341
Aetna Vest II (1.00% Fee Rate)                   29.137    23.538          (19.21%)      620,713.8        14,610,550
Aetna Vest Plus (1.00% Fee Rate)                 24.480    19.776          (19.21%)    1,950,315.4        38,569,814
Aetna Vest Estate Protector (.85% Fee Rate)      17.544    14.194          (19.09%)      127,634.5         1,811,707
Aetna Vest Estate Protector II (.65% Fee Rate)   11.316     9.174          (18.93%)      190,137.3         1,744,272
Corporate Specialty Market (1.00% Fee Rate)      22.115    17.867          (19.21%)      777,927.3        13,899,049
Corporate Specialty Market II (.70% Fee Rate)    11.300     9.156          (18.97%)        6,871.6            62,917
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                                                                            0.07%
Corporate Specialty Market (1.00% Fee Rate)      15.351   11.083           (27.80%)          947.7            10,544
Corporate Specialty Market II (.70% Fee Rate)    15.061   10.906           (27.59%)           62.9(1)            686
------------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                                                                              0.91%
Aetna Vest (1.00% Fee Rate)                      18.812    16.088          (14.48%)       88,236.1         1,419,557
Aetna Vest II (1.00% Fee Rate)                   18.812    16.088          (14.48%)       28,450.1           457,710
Aetna Vest Plus (1.00% Fee Rate)                 18.812    16.088          (14.48%)      443,738.4         7,138,938
Aetna Vest Estate Protector (.85% Fee Rate)      18.927    16.211          (14.35%)       79,108.7         1,282,408
Aetna Vest Estate Protector II (.65% Fee Rate)   13.780    11.826          (14.18%)      222,599.5         2,632,372
Corporate Specialty Market (1.00% Fee Rate)      18.812    16.087          (14.49%)       95,040.8         1,528,882
Corporate Specialty Market II (.70% Fee Rate)    13.760    11.803          (14.22%)       18,138.8           214,086
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                                                                            3.87%
Aetna Vest (.85% Fee Rate)                       14.763    14.289           (3.21%)          953.6            13,626
Aetna Vest II (1.00% Fee Rate)                   14.682    14.191           (3.34%)          973.2            13,811
Aetna Vest Plus (1.00% Fee Rate)                 14.682    14.192           (3.34%)       81,404.2         1,155,290

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                    VALUE
                                                   PER UNIT                                 UNITS       POLICYHOLDERS'
                                                   --------                              OUTSTANDING    ACCOUNT VALUES    INVESTMENT
                                               BEGINNING   END OF                          AT END           AT END          INCOME
                                               OF PERIOD   PERIOD       TOTAL RETURN(2)   OF PERIOD        OF PERIOD      RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Aetna Vest Estate Protector (.85% Fee Rate)     $14.788   $14.315          (3.20%)         4,345.9         $  62,210
Aetna Vest Estate Protector II (.65% Fee Rate)   11.500    11.154          (3.00%)        27,592.2           307,770
------------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                                                                                      5.48%
Aetna Vest (1.00% Fee Rate)                      19.803    20.378           2.90%        124,544.4         2,537,919
Aetna Vest II (1.00% Fee Rate)                   14.475    14.895           2.90%         45,544.3           678,392
Aetna Vest Plus (1.00% Fee Rate)                 13.604    13.999           2.90%      1,239,984.9        17,358,195
Aetna Vest Estate Protector (.85% Fee Rate)      12.419    12.799           3.06%         56,148.6           718,619
Aetna Vest Estate Protector II (.65% Fee Rate)   11.489    11.864           3.26%        217,989.8         2,586,281
Corporate Specialty Market (1.00% Fee Rate)      13.015    13.393           2.90%      1,509,812.3        20,220,377
Corporate Specialty Market II (.70% Fee Rate)    11.473    11.841           3.21%         15,604.4           184,776
------------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                                                                                     0.65%
Corporate Specialty Market (1.00% Fee Rate)      13.805    14.214           2.96%         38,700.8           550,101
Corporate Specialty Market II (.70% Fee Rate)    13.167    13.603           3.30%             87.8(1)          1,195
------------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                                                                                 0.40%
Corporate Specialty Market (1.00% Fee Rate)      15.841    14.175         (10.52%)        38,614.8           547,388
Corporate Specialty Market II (.70% Fee Rate)    14.946    13.414         (10.25%)            72.8(1)            977
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:                                                                                                    1.70%
Aetna Vest (1.00% Fee Rate)                      17.218    16.202          (5.90%)        30,681.0           497,101
Aetna Vest II (1.00% Fee Rate)                   17.218    16.202          (5.90%)         9,698.0           157,130
Aetna Vest Plus (1.00% Fee Rate)                 17.218    16.202          (5.90%)     1,029,326.9        16,677,431
Aetna Vest Estate Protector (.85% Fee Rate)      17.342    16.343          (5.76%)       151,319.3         2,472,977
Aetna Vest Estate Protector II (.65% Fee Rate)   12.213    11.532          (5.57%)       161,019.2         1,856,945
Corporate Specialty Market (1.00% Fee Rate)      19.818    18.646          (5.91%)       546,650.5        10,192,896
Corporate Specialty Market II (.70% Fee Rate)    12.195    11.511          (5.62%)            83.9(1)            966
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:                                                                                                           0.08%
Corporate Specialty Market (1.00% Fee Rate)      22.788    18.580         (18.47%)       610,226.7        11,338,260
Corporate Specialty Market II (.70% Fee Rate)    15.852    12.961         (18.23%)            59.3(1)            768
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:                                                                                                     12.73%
Corporate Specialty Market (1.00% Fee Rate)       7.883     6.885         (12.66%)        53,789.1           370,335
Corporate Specialty Market II (.70% Fee Rate)     7.623     6.684         (12.31%)           102.2(1)            683
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:                                                                                                         5.43%
Corporate Specialty Market (1.00% Fee Rate)      15.671    12.231         (21.95%)       168,983.1         2,066,823
Corporate Specialty Market II (.70% Fee Rate)    12.134     9.501         (21.70%)            71.8(1)            682
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:

ASSET MANAGER PORTFOLIO:                                                                                                    3.56%
Corporate Specialty Market (1.00% Fee Rate)      17.112    16.246          (5.06%)        32,034.4           520,443
Corporate Specialty Market II (.70% Fee Rate)    11.657    11.100          (4.78%)            83.9(1)            932
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:                                                                                                       0.81%
Aetna Vest (1.00% Fee Rate)                      20.731    18.012         (13.12%)        67,091.3         1,208,419
Aetna Vest II (1.00% Fee Rate)                   20.731    18.012         (13.12%)        28,511.0           513,528
Aetna Vest Plus (1.00% Fee Rate)                 20.731    18.011         (13.12%)       639,015.6        11,509,624
Aetna Vest Estate Protector (.85% Fee Rate)      20.879    18.168         (12.99%)        75,484.5         1,371,373
Aetna Vest Estate Protector II (.65% Fee Rate)   14.221    12.399         (12.81%)       162,349.8         2,012,912
Corporate Specialty Market (1.00% Fee Rate)      22.298    19.375         (13.11%)       179,451.4         3,476,859
Corporate Specialty Market II (.70% Fee Rate)    14.200    12.375         (12.86%)        19,577.4           242,263
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:                                                                                                   -
Aetna Vest (1.00% Fee Rate)                      36.088    21.634         (40.05%)        87,697.9         1,897,225
Aetna Vest II (1.00% Fee Rate)                   36.088    21.634         (40.05%)        38,470.7           832,257
Aetna Vest Plus (1.00% Fee Rate)                 36.088    21.633         (40.05%)       555,480.1        12,016,992
Aetna Vest Estate Protector (.85% Fee Rate)      22.019    13.220         (39.96%)        94,945.7         1,255,146
Aetna Vest Estate Protector II (.65% Fee Rate)   19.507    11.735         (39.84%)       106,343.7         1,247,933

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                     VALUE
                                                   PER UNIT                                 UNITS       POLICYHOLDERS'
                                                   --------                              OUTSTANDING    ACCOUNT VALUES    INVESTMENT
                                               BEGINNING   END OF                          AT END           AT END          INCOME
                                               OF PERIOD   PERIOD       TOTAL RETURN(2)   OF PERIOD        OF PERIOD      RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued):
Corporate Specialty Market (1.00% Fee Rate)     $27.079   $16.240          (40.03%)      218,248.1       $ 3,544,448
Corporate Specialty Market II (.70% Fee Rate)    19.480    11.713          (39.87%)       11,381.3           133,308
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:                                                                                                         2.65%
Aetna Vest (1.00% Fee Rate)                      27.254    25.724           (5.61%)       28,382.0           730,103
Aetna Vest II (1.00% Fee Rate)                   27.467    25.925           (5.61%)       25,456.6           659,962
Aetna Vest Plus (1.00% Fee Rate)                 27.242    25.713           (5.61%)      510,123.0        13,116,561
Aetna Vest Estate Protector (.85% Fee Rate)      21.794    20.601           (5.47%)       48,619.1         1,001,607
Aetna Vest Estate Protector II (.65% Fee Rate)   15.434    14.619           (5.28%)      149,526.3         2,185,875
Corporate Specialty Market (1.00% Fee Rate)      23.890    22.543           (5.64%)       96,406.7         2,173,336
Corporate Specialty Market II (.70% Fee Rate)    15.412    14.590           (5.33%)       39,766.8           580,212
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:                                                                                                  6.43%
Corporate Specialty Market (1.00% Fee Rate)      11.591    12.364            6.67%        79,709.8           985,546
Corporate Specialty Market II (.70% Fee Rate)    11.266    12.054            6.99%            93.8(1)          1,131
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:                                                                                                           0.07%
Aetna Vest (1.00% Fee Rate)                      29.324    21.851          (25.48%)       50,329.1         1,099,750
Aetna Vest II (1.00% Fee Rate)                   29.298    21.831          (25.48%)       60,631.4         1,323,662
Aetna Vest Plus (1.00% Fee Rate)                 29.256    21.800          (25.48%)      641,172.6        13,977,881
Aetna Vest Estate Protector (.85% Fee Rate)      21.500    16.045          (25.37%)       92,797.4         1,488,914
Aetna Vest Estate Protector II (.65% Fee Rate)   15.258    11.410          (25.22%)      169,315.9         1,931,819
Corporate Specialty Market (1.00% Fee Rate)      24.077    17.941          (25.48%)       67,484.3         1,210,763
Corporate Specialty Market II (.70% Fee Rate)    15.236    11.812          (22.48%)           63.7(1)            752
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:                                                                                                 0.49%
Aetna Vest (1.00% Fee Rate)                      34.337    26.368          (23.21%)      110,944.1         2,925,377
Aetna Vest II (1.00% Fee Rate)                   34.346    26.375          (23.21%)       47,371.9         1,249,421
Aetna Vest Plus (1.00% Fee Rate)                 34.303    26.342          (23.21%)      879,764.2        23,174,798
Aetna Vest Estate Protector (.85% Fee Rate)      24.932    19.174          (23.09%)      120,125.3         2,303,329
Aetna Vest Estate Protector II (.65% Fee Rate)   16.450    12.677          (22.94%)      216,951.2         2,750,256
Corporate Specialty Market (1.00% Fee Rate)      28.243    21.688          (23.21%)      395,234.0         8,571,957
Corporate Specialty Market II (.70% Fee Rate)    16.427    12.652          (22.98%)       22,752.6           287,876
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                                                                                                         1.75%
Corporate Specialty Market (1.00% Fee Rate)      13.230    13.131           (0.75%)       10,957.7           143,895
Corporate Specialty Market II (.70% Fee Rate)    12.867    12.812           (0.43%)           89.7(1)          1,149
------------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES                                                                                                        -
Corporate Specialty Market (1.00% Fee Rate)      10.582    10.980            3.76%        18,595.1(1)        204,208
Corporate Specialty Market II (.70% Fee Rate)    10.700    11.139            4.10%            96.5(1)          1,075
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND:                                                                                         1.02%
Corporate Specialty Market (1.00% Fee Rate)      17.206    11.709          (31.95%)       36,602.5           428,576
Corporate Specialty Market II (.70% Fee Rate)    17.151    11.712          (31.71%)           58.3(1)            683
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND:                                                                                         0.62%
Aetna Vest (1.00% Fee Rate)                      17.678    15.395          (12.91%)       11,723.9           180,487
Aetna Vest II (1.00% Fee Rate)                   17.677    15.395          (12.91%)        8,314.9           128,005
Aetna Vest Plus (1.00% Fee Rate)                 17.677    15.395          (12.91%)       73,350.0         1,129,259
Aetna Vest Estate Protector (.85% Fee Rate)      17.753    15.484          (12.78%)        9,459.2           146,463
Aetna Vest Estate Protector II (.65% Fee Rate)   18.219    15.922          (12.61%)       14,568.3           231,954
Corporate Specialty Market (1.00% Fee Rate)      18.697    16.287          (12.89%)       12,580.8           204,901
Corporate Specialty Market II (.70% Fee Rate)    18.303    15.984          (12.67%)           62.2(1)            995
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GROWTH & INCOME FUND:                                                                                           1.08%
Corporate Specialty Market (1.00% Fee Rate)      11.480    10.215          (11.02%)           89.5(1)            921
Corporate Specialty Market II (.70% Fee Rate)    10.900     9.727          (10.76%)           93.2(1)            906
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND:                                                                                            2.45%
Aetna Vest (1.00% Fee Rate)                      10.372    10.767            3.80%         4,401.0            47,384
Aetna Vest II (1.00% Fee Rate)                   10.372    10.766            3.81%           526.2             5,665
Aetna Vest Plus (1.00% Fee Rate)                 10.372    10.767            3.80%        73,888.8           795,558

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                     Value
                                                    Per Unit                                Units       Policyholders'
                                                    --------                             Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND: (continued):
Aetna Vest Estate Protector (.85% Fee Rate)     $10.417   $10.829            3.96%        21,063.9       $   228,103
Aetna Vest Estate Protector II (.65% Fee Rate)   10.454    10.890            4.17%        42,688.6           464,887
Corporate Specialty Market (1.00% Fee Rate)      10.649    11.054            3.81%            95.5(1)          1,056
Corporate Specialty Market II (.70% Fee Rate)    10.459    10.889            4.12%        23,901.8           260,266
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):                                                                                                  -
PPI MFS EMERGING EQUITIES PORTFOLIO:
Aetna Vest (1.00% Fee Rate)                      23.469    17.378          (25.95%)       48,144.7           836,649
Aetna Vest II (1.00% Fee Rate)                   23.471    17.379          (25.95%)       21,983.6           382,062
Aetna Vest Plus (1.00% Fee Rate)                 23.458    17.370          (25.95%)      579,577.8        10,067,265
Aetna Vest Estate Protector (.85% Fee Rate)      14.683    10.888          (25.84%)       85,688.1           933,005
Aetna Vest Estate Protector II (.65% Fee Rate)   12.278     9.123          (25.69%)       45,730.8           417,212
Corporate Specialty Market (1.00% Fee Rate)      19.302    14.294          (25.94%)      442,701.0         6,328,043
Corporate Specialty Market II (.70% Fee Rate)    12.264     9.112          (25.70%)           66.4(1)            605
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:                                                                                              -
Aetna Vest (1.00% Fee Rate)                      17.030    13.339          (21.67%)       44,756.5           597,023
Aetna Vest II (1.00% Fee Rate)                   17.106    13.399          (21.67%)       23,702.6           317,594
Aetna Vest Plus (1.00% Fee Rate)                 16.873    13.216          (21.67%)      462,560.9         6,113,361
Aetna Vest Estate Protector (.85% Fee Rate)      13.001    10.199          (21.55%)       30,439.5           310,437
Aetna Vest Estate Protector II (.65% Fee Rate)   13.470    10.588          (21.40%)       58,801.5           622,574
Corporate Specialty Market (1.00% Fee Rate)      15.432    12.089          (21.66%)      392,729.9         4,747,552
Corporate Specialty Market II (.70% Fee Rate)    13.454    10.569          (21.44%)           74.7(1)            790
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:                                                                                        -
Aetna Vest (1.00% Fee Rate)                      15.686    11.686          (25.50%)       13,743.2           160,598
Aetna Vest II (1.00% Fee Rate)                   15.686    11.685          (25.50%)        3,395.1            39,673
Aetna Vest Plus (1.00% Fee Rate)                 15.686    11.686          (25.50%)      137,267.9         1,604,084
Aetna Vest Estate Protector (.85% Fee Rate)      15.753    11.753          (25.39%)       17,894.5           210,316
Aetna Vest Estate Protector II (.65% Fee Rate)   16.200    12.111          (25.24%)       64,977.7           786,914
Corporate Specialty Market (1.00% Fee Rate)      17.139    12.773          (25.47%)           59.6               761
Corporate Specialty Market II (.70% Fee Rate)    16.379    12.239          (25.28%)           62.6(1)            766
------------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:                                                                                  0.32%
Aetna Vest (1.00% Fee Rate)                      23.100    16.712          (27.66%)       87,754.0         1,466,520
Aetna Vest II (1.00% Fee Rate)                   22.958    16.609          (27.66%)       27,722.5           460,435
Aetna Vest Plus (1.00% Fee Rate)                 22.830    16.516          (27.66%)      441,850.6         7,297,737
Aetna Vest Estate Protector (.85% Fee Rate)      17.415    12.618          (27.55%)       39,701.0           500,928
Aetna Vest Estate Protector II (.65% Fee Rate)   14.079    10.221          (27.40%)       47,148.7           481,908
Corporate Specialty Market (1.00% Fee Rate)      19.130    13.844          (27.63%)      138,141.7         1,912,400
Corporate Specialty Market II (.70% Fee Rate)    14.059    10.203          (27.43%)           88.2(1)            900
------------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:                                                                                   0.14%
Aetna Vest (1.00% Fee Rate)                      13.830    12.294          (11.11%)        9,874.4           121,395
Aetna Vest II (1.00% Fee Rate)                   13.829    12.293          (11.11%)        6,259.6            76,950
Aetna Vest Plus (1.00% Fee Rate)                 13.830    12.294          (11.11%)      144,122.9         1,771,874
Aetna Vest Estate Protector (.85% Fee Rate)      13.889    12.365          (10.98%)        9,525.0           117,778
Aetna Vest Estate Protector II (.65% Fee Rate)   14.289    12.747          (10.80%)       65,737.6           837,928
Corporate Specialty Market (1.00% Fee Rate)      15.046    13.373          (11.12%)           63.1(1)            844
Corporate Specialty Market II (.70% Fee Rate)    14.432    12.861          (10.89%)           72.3(1)            930
------------------------------------------------------------------------------------------------------------------------------------

(1) - Reflects seed money. No funds have been received for this option.
(2) - These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values.
(3) - These amounts represent the dividends, excluding distributions of capital gains, (see note 5), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the following subaccounts: Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP") Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust ("MFS VIT") Total Return Series, MFS VIT World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. ("PPI") MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Capital Opportunities Portfolio, PPI Scudder International Growth Portfolio, and PPI T. Rowe Price Growth Equity Portfolio) as of December 31, 2001 and the related statements of operations and changes in net assets for each of the respective three years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 2001 and the results of their operations and changes in their net assets for each of the respective three years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.



Fort Wayne, Indiana
March 1, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 3 to Registration Statement No. 333-89953 is comprised of the following papers and documents:

-    The facing sheet.
- One prospectus consisting of 83 pages for the Flexible Premium Group Variable Universal Life Insurance Policy for New York State United Teachers Benefit Trust
-    The undertaking to file reports
-    The undertaking pursuant to Rule 484
-    Indemnification
- Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
-    The signatures
-    Written consents of the following persons:
       A.   Consent of Counsel (included as part of Exhibit No. 2 below)
       B.   Actuarial Consent (included as part of Exhibit No. 6 below)
       C.   Consent of Independent Auditors (included as Exhibit No. 7 below)

     The following Exhibits:

     1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

               (1)            Resolution establishing Variable Life Account C(1)
               (2)            Not Applicable
               (3)(i)         Master General Agent Agreement(2)
               (3)(ii)        Life Insurance General Agent Agreement(2)
               (3)(iii)       Broker Agreement(2)
               (3)(iv) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(3)
               (3)(v) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(3)
               (3)(vi)        Life Insurance Broker-Dealer Agreement(2)
               (3)(vii) Restated and Amended Third Party Administration and Transfer Agent Agreement(4)
               (4)            Not Applicable
               (5)(i)         Group Policy (70262-97)(5)
               (5)(ii)        Endorsement (ENYSUTLFSA99(P)) to Group Policy(6)
               (5)(iii)       Certificate (70263-97) Under Group Policy(5)
               (5)(iv)        Endorsement (ENYSUTLFLN99) to Certificate(6)
               (5)(v)         Endorsement (ENYSUTLFSA99(C)) to Certificate(6)
               (5)(vi) Endorsements (ENYSUTLNMCHG02(C)) and (ENYSUTLMCHG02(P)) (Name Change)
               (5)(vii)       Disability Benefit Rider (70264-97)(5)
               (5)(viii)      Accelerated Death Benefit Rider (70265-97)(5)
               (5)(ix)        Accidental Death Benefit Rider (70266-97)(5)
               (5)(x) Accelerated Death Benefit Disclosure Statement (DISC/NYSUT)(5)
               (5)(xi)        Children Insurance Rider Term Insurance
                              (70267-97)(5)

               (6)(i) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(7)
               (6)(ii) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(7)
               (7)            Not Applicable
               (8)(i) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(8)
               (8)(ii) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(9)
               (8)(iii) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)
               (8)(iv) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)
               (8)(v) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable

                              Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)
               (8)(vi) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(12)
               (8)(vii) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(8)
               (8)(viii) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(9)
               (8)(ix) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)
               (8)(x) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(11)

               (8)(xi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                              1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(13)
               (8)(xii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                              1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(14)
               (8)(xiii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and
                              May 1, 1997 between Aetna Life Insurance and
                              Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(15)
               (8)(xiv) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                              May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(8)
               (8)(xv) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May
                              1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(10)
               (8)(xvi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(13)
               (8)(xvii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1,
                              1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(14)
               (8)(xviii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                              and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(16)

               (8)(xix) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                              May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(8)
               (8)(xx) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May
                              1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(10)
               (8)(xxi) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company(17)
               (8)(xxii) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company(16)
               (8)(xxiii) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(9)
               (8)(xxiv) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(18)
               (8)(xxv) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(9)
               (8)(xxvi) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(10)
               (8)(xxvii) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(19)
               (8)(xxviii) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(20)
               (8)(xxix) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(18)
               (8)(xxx) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(19)

               (8)(xxxi) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(19)
               (8)(xxxii) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(20)
               (8)(xxxiii) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(21)
               (8)(xxxiv) First Amendment dated December 1, 1999 to the Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(10)
               (8)(xxxv) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(21)
               (8)(xxxvi) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(20)
               (8)(xxxvii) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(20)
               (9)            Not Applicable
               (10)(i) Application for Group Variable Universal Life Insurance (Application for Group Policy) (70262-1997NYAPP)(5)
               (10)(ii)       Life Insurance Pre-APP (70272-97)(5)
               (10)(iii)      Group Life Insurance Application
                              (70272-97(A)ZNY)(5)
               (10)(iv) Supplement (70268-97(5/98)) to Application for Variable Life Insurance(5)
               (11)           Issuance, Transfer and Redemption Procedures(22)

     2.   Opinion and Consent of Counsel
     3.   Not Applicable
     4.   Not Applicable
     5.   Not Applicable
     6.   Actuarial Opinion and Consent
     7.   (a)  Consent of Independent Auditors - KPMG LLP
          (b)  Consent of Independent Auditors - Ernst & Young LLP (Hartford)
          (c)  Consent of Independent Auditors - Ernst & Young LLP (Fort Wayne)
     8.   (a)  Powers of Attorney(23)
          (b) Certificate of Resolution Authorizing Signature by Power of Attorney(24)


1. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-89953), as filed on October 29, 1999.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
4. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6 (File No. 33-75248), as filed on July 29, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-15817), as filed on April 16, 1998.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-37448), as filed on April 14, 2000.
7. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
8. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997).

19. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
21. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
22. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-27337), as filed on May 16, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 333-89953) and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 19th day of April, 2002.

                                        VARIABLE LIFE ACCOUNT C OF
                                        ING LIFE INSURANCE AND ANNUITY COMPANY
                                          (REGISTRANT)

                                   By:  ING LIFE INSURANCE AND
                                        ANNUITY COMPANY
                                          (DEPOSITOR)

                                   By:  Thomas J. McInerney*
                                        --------------------
                                        Thomas J. McInerney
                                        President
                                        (principal executive officer)


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

SIGNATURE              TITLE                                            DATE
--------------------   ----------------------------------------   ----------

Thomas J. McInerney*   Director and President                  )
--------------------   (principal executive officer)           )
Thomas J. McInerney                                            )
                                                               )
Wayne R. Huneke*       Director and Chief Financial Officer    )  April
--------------------                                           )  19, 2002
Wayne R. Huneke                                                )
                                                               )
Randy Lowery*          Director                                )
--------------------                                           )
P. Randall Lowery                                              )

Robert C. Salipante*   Director                                )
--------------------                                           )
Robert C. Salipante                                            )
                                                               )
Mark A. Tullis*        Director                                )
--------------------                                           )
Mark A. Tullis                                                 )
                                                               )
David Wheat*           Chief Accounting Officer                )
--------------------                                           )
David Wheat                                                    )


By:  /s/ J. Neil McMurdie
     -------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT C
                                  EXHIBIT INDEX


EXHIBIT NO.    EXHIBIT
-----------    -------

99-5.vi        Endorsements ENYSUTLNMCHG02(C)and ENYSUTLMCHG02(P)
                                                                      ----------
99-2           Opinion and Consent of Counsel
                                                                      ----------
99-6           Actuarial Opinion and Consent
                                                                      ----------
99-7(a)        Consent of Independent Auditors - KPMG LLP
                                                                      ----------
99-7(b)        Consent of Independent Auditors - Ernst & Young LLP
               (Hartford)                                             ----------
99-7(c)        Consent of Independent Auditors - Ernst & Young LLP
               (Fort Wayne)                                           ----------